JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares	Value ($)
LONG POSITIONS — 100.0%
COMMON STOCKS — 42.0%
Australia — 0.9%
AGL Energy Ltd.	311	3,037
Ampol Ltd.	223	3,849
APA Group	853	6,341
Aristocrat Leisure Ltd.	201	4,384
Aurizon Holdings Ltd.	1,983	6,100
Australia & New Zealand Banking Group Ltd.	2,149	26,811
BHP Group Ltd.	1,927	49,781
BHP Group plc	10,560	225,289
Brambles Ltd.	927	7,039
Coca-Cola Amatil Ltd.	630	4,312
Cochlear Ltd.	55	7,858
Coles Group Ltd.	675	8,223
Commonwealth Bank of Australia	915	42,105
Computershare Ltd.	548	4,848
CSL Ltd.	271	55,980
Fortescue Metals Group Ltd.	483	5,674
Goodman Group, REIT	1,272	16,469
GPT Group (The), REIT	4,086	11,495
Insurance Australia Group Ltd.	1,020	3,228
Lendlease Corp. Ltd.	345	2,756
Macquarie Group Ltd.	208	18,030
Mirvac Group, REIT	8,414	13,190
National Australia Bank Ltd.	1,320	16,958
Newcrest Mining Ltd.	416	9,433
Oil Search Ltd.	894	1,710
Orica Ltd.	329	3,663
Origin Energy Ltd.	943	2,920
QBE Insurance Group Ltd.	1,414	8,795
Ramsay Health Care Ltd.	103	4,911
REA Group Ltd.	67	5,335
Rio Tinto Ltd.	307	20,969
Rio Tinto plc	3,212	193,274
Santos Ltd.	820	2,899
Sonic Healthcare Ltd.	163	3,871
South32 Ltd.	3,731	5,537
Stockland, REIT	1,658	4,529
Suncorp Group Ltd.	1,338	8,168
Sydney Airport	986	4,187
Tabcorp Holdings Ltd.	1,537	3,701
Telstra Corp. Ltd.	986	1,974
TPG Telecom Ltd. *	554	2,923
Transurban Group	1,467	14,979
Treasury Wine Estates Ltd.	321	2,063
Wesfarmers Ltd.	656	20,969
Westpac Banking Corp.	2,294	27,893
Woodside Petroleum Ltd.	446	5,661
Woolworths Group Ltd.	905	23,665

		927,786

Austria — 0.1%
Erste Group Bank AG	5,546	116,136

Belgium — 0.1%
Anheuser-Busch InBev SA/NV (a)	287	15,452
KBC Group NV	2,260	113,330
		128,782

Canada — 0.6%
Alimentation Couche-Tard, Inc., Class B	3,958	137,834
Canadian National Railway Co.	1,525	162,412
Canadian Pacific Railway Ltd.	478	145,405
Canadian Pacific Railway Ltd.	262	79,761
Fairfax Financial Holdings Ltd.	104	30,501
Toronto-Dominion Bank (The)	2,666	123,434

		679,347

China — 1.1%
Alibaba Group Holding Ltd., ADR *	1,749	514,171
BOC Hong Kong Holdings Ltd.	4,000	10,604
Ping An Insurance Group Co. of China Ltd., Class H	23,000	238,759
Prosus NV *	557	51,413
Tencent Holdings Ltd.	4,900	330,963
Wilmar International Ltd.	1,800	5,844
Yangzijiang Shipbuilding Holdings Ltd.	1,200	877

		1,152,631

Denmark — 0.7%
Carlsberg A/S, Class B	1,109	149,407
Novo Nordisk A/S, Class B	6,485	449,310
Novozymes A/S, Class B	433	27,215
Orsted A/S(b)	903	124,488

		750,420

Finland — 0.2%
Elisa OYJ	244	14,345
Kone OYJ, Class B	1,725	151,461
UPM-Kymmene OYJ	1,630	49,612

		215,418

France — 2.2%
Accor SA *	859	24,044
Air Liquide SA	413	65,465
Airbus SE *	1,902	137,944
Alstom SA *	2,153	107,549
Arkema SA	344	36,472
AXA SA	2,162	40,014
BioMerieux	164	25,671
BNP Paribas SA *	2,569	92,932
Capgemini SE	1,464	187,825
Dassault Systemes SE	261	48,698
Eiffage SA *	180	14,691
EssilorLuxottica SA *	111	15,111
Kering SA	100	66,334
L’Oreal SA	150	48,814
LVMH Moet Hennessy Louis Vuitton SE	996	466,029
Orange SA	2,760	28,747
Peugeot SA *	1,161	21,054
Safran SA *	1,673	164,602
Sanofi	709	71,050
Schneider Electric SE	3,587	445,860
Thales SA	326	24,433

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
TOTAL SE	1,998	68,616
Vinci SA	1,698	141,879

		2,343,834

Germany — 2.0%
adidas AG *	620	200,224
Allianz SE (Registered)	2,118	406,507
BASF SE	420	25,576
Bayer AG (Registered)	796	49,108
Daimler AG (Registered)	607	32,745
Delivery Hero SE *(b)	1,383	158,684
Deutsche Boerse AG	106	18,584
Deutsche Post AG (Registered)	1,676	76,050
Deutsche Telekom AG (Registered)	4,377	72,877
Infineon Technologies AG	2,156	60,769
Merck KGaA	338	49,278
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	163	41,438
RWE AG	2,543	95,234
SAP SE	2,380	370,609
Siemens AG (Registered)	675	85,245
Siemens Energy AG *	338	9,101
Volkswagen AG (Preference)	886	142,567
Vonovia SE	2,689	184,339

		2,078,935

Hong Kong — 0.6%
AIA Group Ltd.	34,600	343,927
ASM Pacific Technology Ltd.	200	2,047
CK Asset Holdings Ltd.	1,552	7,626
CK Infrastructure Holdings Ltd.	1,000	4,693
CLP Holdings Ltd.	1,000	9,337
Hang Seng Bank Ltd.	500	7,407
Henderson Land Development Co. Ltd.	1,000	3,713
HKT Trust & HKT Ltd.	2,000	2,655
Hong Kong & China Gas Co. Ltd.	5,250	7,623
Hong Kong Exchanges & Clearing Ltd.	3,600	169,465
Hongkong Land Holdings Ltd.	800	2,981
Jardine Matheson Holdings Ltd.	100	3,975
Kerry Properties Ltd.	1,000	2,572
Link, REIT	1,000	8,194
MTR Corp. Ltd.	500	2,481
New World Development Co. Ltd.	500	2,441
Power Assets Holdings Ltd.	1,000	5,271
Sino Land Co. Ltd.	4,000	4,683
Sun Hung Kai Properties Ltd.	1,000	12,887
Swire Pacific Ltd., Class A	500	2,421
Techtronic Industries Co. Ltd.	500	6,648
WH Group Ltd. (b)	3,000	2,447
Wharf Real Estate Investment Co. Ltd.	2,000	8,198

		623,692

India — 0.2%
HDFC Bank Ltd., ADR *	5,092	254,396

Indonesia — 0.1%
Bank Central Asia Tbk. PT	58,600	106,969

Ireland — 0.2%
CRH plc	1,076	39,017
Kerry Group plc, Class A	228	29,204
Kerry Group plc, Class A	1	128
Kingspan Group plc	307	27,939
Kingspan Group plc	3	273
Ryanair Holdings plc, ADR *	1,235	100,974

		197,535

Italy — 0.2%
Davide Campari-Milano NV (a)	1,658	18,096
Enel SpA	7,330	63,594
FinecoBank Banca Fineco SpA *	2,277	31,363
Snam SpA (a)	9,123	46,918
UniCredit SpA *	3,517	29,058

		189,029

Japan — 3.1%
Advantest Corp.	100	4,864
Aeon Co. Ltd.	200	5,380
Amada Co. Ltd.	800	7,484
Asahi Group Holdings Ltd.	500	17,426
Asahi Intecc Co. Ltd.	100	3,143
Asahi Kasei Corp.	2,200	19,192
Astellas Pharma, Inc.	1,300	19,379
Bandai Namco Holdings, Inc.	100	7,327
Bridgestone Corp.	200	6,322
Canon, Inc.	500	8,293
Casio Computer Co. Ltd.	300	4,858
Central Japan Railway Co.	200	28,668
Chubu Electric Power Co., Inc.	700	8,514
Chugai Pharmaceutical Co. Ltd.	400	17,950
Concordia Financial Group Ltd.	2,400	8,348
CyberAgent, Inc.	100	6,175
Dai Nippon Printing Co. Ltd.	100	2,027
Daicel Corp.	600	4,325
Dai-ichi Life Holdings, Inc.	600	8,466
Daiichi Sankyo Co. Ltd.	1,500	46,047
Daikin Industries Ltd.	200	36,955
Daiwa House Industry Co. Ltd.	700	17,953
Daiwa House REIT Investment Corp., REIT	1	2,552
Denso Corp.	600	26,299
Dentsu Group, Inc.	300	8,855
East Japan Railway Co.	200	12,300
Eisai Co. Ltd.	200	18,266
Electric Power Development Co. Ltd.	300	4,627
ENEOS Holdings, Inc.	4,400	15,699
FANUC Corp.	100	19,192
Fast Retailing Co. Ltd.	100	62,842
FUJIFILM Holdings Corp.	400	19,717
Fujitsu Ltd.	200	27,324
Fukuoka Financial Group, Inc.	500	8,404
GLP J-REIT, REIT	2	3,078
Hankyu Hanshin Holdings, Inc.	200	6,430
Hitachi Ltd.	1,100	37,245
Honda Motor Co. Ltd.	1,500	35,621
Hoya Corp.	400	45,167
Isuzu Motors Ltd.	1,000	8,746

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
ITOCHU Corp.	1,500	38,409
Japan Airlines Co. Ltd.	400	7,461
Japan Exchange Group, Inc.	500	14,014
Japan Post Holdings Co. Ltd.	300	2,046
Japan Prime Realty Investment Corp., REIT	1	3,103
Japan Real Estate Investment Corp., REIT	1	5,113
Japan Retail Fund Investment Corp., REIT	2	3,094
Japan Tobacco, Inc.	900	16,419
Kajima Corp.	1,000	12,048
Kansai Electric Power Co., Inc. (The)	500	4,846
Kansai Paint Co. Ltd.	100	2,485
Kao Corp.	500	37,535
KDDI Corp.	1,500	37,727
Keikyu Corp.	100	1,539
Keyence Corp.	400	186,992
Kikkoman Corp.	200	11,095
Kintetsu Group Holdings Co. Ltd.	100	4,268
Kirin Holdings Co. Ltd.	600	11,270
Komatsu Ltd.	500	10,982
Konami Holdings Corp.	300	12,978
Kubota Corp.	1,500	26,876
Kuraray Co. Ltd.	700	6,792
Kurita Water Industries Ltd.	100	3,307
Kyocera Corp.	300	17,177
Kyowa Kirin Co. Ltd.	600	17,074
Lion Corp.	300	6,159
M3, Inc.	400	24,742
Marui Group Co. Ltd.	500	9,595
MINEBEA MITSUMI, Inc.	500	9,524
MISUMI Group, Inc.	300	8,411
Mitsubishi Corp.	1,500	35,903
Mitsubishi Electric Corp.	1,300	17,640
Mitsubishi Estate Co. Ltd.	1,300	19,692
Mitsubishi Heavy Industries Ltd.	100	2,214
Mitsubishi UFJ Financial Group, Inc.	11,600	46,294
Mitsui & Co. Ltd.	1,000	17,183
Mitsui Chemicals, Inc.	600	14,502
Mitsui Fudosan Co. Ltd.	1,100	19,142
Mizuho Financial Group, Inc.	1,130	14,104
MS&AD Insurance Group Holdings, Inc.	100	2,694
Murata Manufacturing Co. Ltd.	600	39,016
Nabtesco Corp.	400	14,523
Nexon Co. Ltd.	300	7,483
NGK Spark Plug Co. Ltd.	400	6,984
NH Foods Ltd.	200	8,940
Nidec Corp.	500	46,889
Nihon M&A Center, Inc.	100	5,721
Nikon Corp.	400	2,699
Nintendo Co. Ltd.	100	56,669
Nippon Building Fund, Inc., REIT	1	5,660
Nippon Express Co. Ltd.	200	11,671
Nippon Prologis REIT, Inc., REIT	2	6,745
Nippon Steel Corp. *	1,000	9,440
Nippon Telegraph & Telephone Corp.	2,200	44,917
Nippon Yusen KK	300	5,205
Nissan Motor Co. Ltd.	1,500	5,305
Nissin Foods Holdings Co. Ltd.	100	9,395
Nitori Holdings Co. Ltd.	100	20,745
Nomura Holdings, Inc.	1,000	4,570
Nomura Real Estate Master Fund, Inc., REIT	2	2,506
Nomura Research Institute Ltd.	600	17,667
NTT DOCOMO, Inc.	800	29,397
Olympus Corp.	600	12,477
Omron Corp.	100	7,819
Ono Pharmaceutical Co. Ltd.	600	18,872
Oriental Land Co. Ltd.	100	14,024
ORIX Corp.	1,600	19,984
Orix JREIT, Inc., REIT	1	1,539
Otsuka Corp.	300	15,330
Otsuka Holdings Co. Ltd.	300	12,710
Pan Pacific International Holdings Corp.	400	9,315
Panasonic Corp.	900	7,666
Rakuten, Inc.	300	3,235
Recruit Holdings Co. Ltd.	1,100	43,687
Resona Holdings, Inc.	3,400	11,583
Rinnai Corp.	100	9,754
Rohm Co. Ltd.	200	15,462
Ryohin Keikaku Co. Ltd.	500	8,308
Santen Pharmaceutical Co. Ltd.	200	4,089
SBI Holdings, Inc.	400	10,365
SCSK Corp.	100	5,595
Secom Co. Ltd.	100	9,152
Sega Sammy Holdings, Inc.	400	4,875
Seibu Holdings, Inc.	500	5,384
Sekisui House Ltd.	500	8,860
Seven & i Holdings Co. Ltd.	500	15,535
Shimadzu Corp.	400	12,175
Shin-Etsu Chemical Co. Ltd.	300	39,256
Shionogi & Co. Ltd.	200	10,705
Shiseido Co. Ltd.	400	23,156
SMC Corp.	200	111,567
SoftBank Corp.	800	8,939
SoftBank Group Corp.	1,200	74,249
Sompo Holdings, Inc.	200	6,905
Sony Corp.	3,300	252,919
Square Enix Holdings Co. Ltd.	200	13,236
Stanley Electric Co. Ltd.	100	2,882
Subaru Corp.	200	3,883
Sumitomo Electric Industries Ltd.	600	6,754
Sumitomo Metal Mining Co. Ltd.	300	9,304
Sumitomo Mitsui Financial Group, Inc.	1,400	39,145
Sumitomo Realty & Development Co. Ltd.	200	5,921
Sundrug Co. Ltd.	300	11,308
Suntory Beverage & Food Ltd.	100	3,755
Suzuken Co. Ltd.	100	3,814
Suzuki Motor Corp.	400	17,135
Sysmex Corp.	200	19,136

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
T&D Holdings, Inc.	1,000	9,858
Taiheiyo Cement Corp.	400	10,213
Taisei Corp.	300	10,154
Takeda Pharmaceutical Co. Ltd.	1,200	42,892
Terumo Corp.	500	19,907
Tohoku Electric Power Co., Inc.	400	4,009
Tokio Marine Holdings, Inc.	800	35,004
Tokyo Electric Power Co. Holdings, Inc. *	400	1,100
Tokyo Electron Ltd.	200	52,251
Tokyo Gas Co. Ltd.	600	13,692
Tokyu Corp.	1,000	12,978
Toppan Printing Co. Ltd.	200	2,827
Toray Industries, Inc.	400	1,830
Toshiba Corp.	300	7,653
Toyota Motor Corp.	3,600	238,932
Toyota Tsusho Corp.	100	2,813
Unicharm Corp.	200	8,945
United Urban Investment Corp., REIT	2	2,225
Yamaha Corp.	100	4,796
Yamaha Motor Co. Ltd.	300	4,359
Yamato Holdings Co. Ltd.	400	10,537
Yaskawa Electric Corp.	100	3,912
Z Holdings Corp.	1,800	12,023

		3,220,730

Macau — 0.0% (c)
Galaxy Entertainment Group Ltd.	2,000	13,521
Sands China Ltd.	2,000	7,753
Wynn Macau Ltd. *	800	1,284

		22,558

Netherlands — 1.3%
Akzo Nobel NV	2,335	236,000
ASML Holding NV	1,396	515,645
Heineken NV	371	33,029
ING Groep NV	12,876	91,894
Koninklijke Ahold Delhaize NV	1,846	54,564
Koninklijke KPN NV	14,198	33,313
Koninklijke Philips NV *	643	30,362
NN Group NV	1,086	40,707
NXP Semiconductors NV	1,960	244,628
Randstad NV *	459	23,935
Royal Dutch Shell plc, Class A	3,423	42,730
Royal Dutch Shell plc, Class B	2,475	30,014
Wolters Kluwer NV	514	43,846

		1,420,667

New Zealand — 0.0% (c)
Auckland International Airport Ltd.	928	4,504
Ryman Healthcare Ltd.	382	3,589
Spark New Zealand Ltd.	1,689	5,270

		13,363

Norway — 0.0% (c)
Telenor ASA	2,146	36,029

Peru — 0.1%
Credicorp Ltd.	440	54,556

Portugal — 0.0% (c)
Galp Energia SGPS SA	493	4,573

Singapore — 0.1%
Ascendas, REIT	1,500	3,589
CapitaLand Ltd.	2,600	5,198
CapitaLand Mall Trust, REIT	1,300	1,850
DBS Group Holdings Ltd.	1,600	23,522
Genting Singapore Ltd.	2,600	1,284
Keppel Corp. Ltd.	1,400	4,586
Oversea-Chinese Banking Corp. Ltd.	3,300	20,522
Singapore Telecommunications Ltd.	7,600	11,895
United Overseas Bank Ltd.	300	4,226

		76,672

South Korea — 0.4%
Samsung Electronics Co. Ltd.	8,214	407,777

Spain — 0.6%
Banco Bilbao Vizcaya Argentaria SA	4,259	11,823
Banco Santander SA	12,703	23,694
Cellnex Telecom SA (b)	1,602	97,246
Endesa SA	784	20,971
Iberdrola SA	27,750	341,563
Industria de Diseno Textil SA	3,789	104,820

		600,117

Sweden — 0.7%
Alfa Laval AB *	1,193	26,335
Atlas Copco AB, Class A	3,007	143,370
Boliden AB	956	28,365
Essity AB, Class B *	431	14,551
Lundin Energy AB (a)	945	18,740
Sandvik AB *	1,948	38,094
SKF AB, Class B	7,407	152,811
Svenska Handelsbanken AB, Class A *	16,438	137,533
Volvo AB, Class B *	7,230	138,887

		698,686

Switzerland — 2.1%
ABB Ltd. (Registered)	922	23,441
Adecco Group AG (Registered)	386	20,367
Credit Suisse Group AG (Registered)	4,637	46,290
Givaudan SA (Registered)	2	8,636
LafargeHolcim Ltd. (Registered) *	4,568	207,933
Lonza Group AG (Registered)	343	211,678
Nestle SA (Registered)	6,563	781,076
Novartis AG (Registered)	2,160	187,541
Roche Holding AG	1,220	417,899
SGS SA (Registered)	47	125,952
UBS Group AG (Registered)	2,783	31,094
Zurich Insurance Group AG	382	133,209

		2,195,116

Taiwan — 0.5%
Sea Ltd., ADR *	705	108,598

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,357	434,292

		542,890

United Kingdom — 3.0%
3i Group plc	3,494	44,868
AstraZeneca plc	994	108,609
Beazley plc	5,665	22,428
BP plc	63,682	184,167
British American Tobacco plc	2,265	81,249
Burberry Group plc	486	9,741
CK Hutchison Holdings Ltd.	2,552	15,464
DCC plc	295	22,837
Diageo plc	10,814	371,447
GlaxoSmithKline plc	12,834	240,606
HSBC Holdings plc	9,751	38,148
InterContinental Hotels Group plc	2,670	140,150
Intertek Group plc	516	42,104
Legal & General Group plc	47,319	115,433
Linde plc	503	119,779
Linde plc	761	179,924
Lloyds Banking Group plc	94,073	31,936
London Stock Exchange Group plc	1,514	173,681
M&G plc	10,554	21,693
Next plc	137	10,503
Persimmon plc	4,956	157,940
Prudential plc	2,258	32,399
Reckitt Benckiser Group plc	1,782	173,755
RELX plc	3,338	74,297
RELX plc	6,276	139,718
Severn Trent plc	458	14,420
Standard Chartered plc	7,928	36,481
Taylor Wimpey plc	85,600	119,694
Tesco plc	16,008	43,915
Unilever NV	5,274	320,276
Unilever plc	1,626	100,248
Vodafone Group plc	4,970	6,587

		3,194,497

United States — 20.9%
AbbVie, Inc.	2,459	215,384
Advanced Micro Devices, Inc. *	1,247	102,242
Air Products and Chemicals, Inc.	361	107,527
Alexion Pharmaceuticals, Inc. *	791	90,514
Alleghany Corp.	61	31,747
Alnylam Pharmaceuticals, Inc. *	189	27,518
Alphabet, Inc., Class A *	1	1,466
Alphabet, Inc., Class C *(d)	391	574,614
Altice USA, Inc., Class A *	3,030	78,780
Altria Group, Inc.	1,068	41,268
Amazon.com, Inc. *(d)	311	979,255
American Electric Power Co., Inc.	854	69,797
American Express Co.	616	61,754
American Homes 4 Rent, Class A, REIT	1,320	37,594
American International Group, Inc.	839	23,098
AmerisourceBergen Corp.	403	39,059
AMETEK, Inc.	399	39,661
Amgen, Inc.	663	168,508
Amphenol Corp., Class A	318	34,430
Analog Devices, Inc.	1,670	194,956
Apple, Inc.	7,688	890,347
Arrow Electronics, Inc. *	399	31,385
AutoZone, Inc. *	55	64,770
Ball Corp.	500	41,560
Bank of America Corp.	7,739	186,433
Berkshire Hathaway, Inc., Class B *	743	158,214
Best Buy Co., Inc.	2,206	245,506
Beyond Meat, Inc. *(a)	556	92,329
BlackRock, Inc.	327	184,281
Blackstone Group, Inc. (The), Class A	661	34,504
Booking Holdings, Inc. *	132	225,810
Booz Allen Hamilton Holding Corp.	737	61,156
Boston Properties, Inc., REIT	159	12,768
Boston Scientific Corp. *	5,583	213,326
Bristol-Myers Squibb Co.	4,643	279,926
Brixmor Property Group, Inc., REIT	2,213	25,870
Cabot Oil & Gas Corp.	1,189	20,641
Cadence Design Systems, Inc. *	358	38,174
Capital One Financial Corp.	2,611	187,626
Carlisle Cos., Inc. (d)	251	30,715
CarMax, Inc. *	553	50,826
Catalent, Inc. *	645	55,251
CBRE Group, Inc., Class A *	942	44,246
Ceridian HCM Holding, Inc. *	509	42,069
Charles Schwab Corp. (The)	3,091	111,987
Charter Communications, Inc., Class A *	619	386,466
Chevron Corp.	1,676	120,672
Chubb Ltd.	1,098	127,500
Cigna Corp.	2,042	345,935
Cisco Systems, Inc.	935	36,830
Citigroup, Inc.	3,052	131,572
Citizens Financial Group, Inc.	1,974	49,903
CNA Financial Corp.	351	10,527
Coca-Cola Co. (The)	4,039	199,405
Columbia Sportswear Co.	385	33,487
Comcast Corp., Class A	4,794	221,770
CommScope Holding Co., Inc. *	3,239	29,151
ConocoPhillips	1,842	60,491
Constellation Brands, Inc., Class A	522	98,924
Copart, Inc. *	396	41,643
Coty, Inc., Class A	2,957	7,984
Crowdstrike Holdings, Inc., Class A *	392	53,829
DexCom, Inc. *	127	52,353
Diamondback Energy, Inc.	254	7,651
Discovery, Inc., Class A *(a)	2,760	60,085
Discovery, Inc., Class C *	1,527	29,929
DISH Network Corp., Class A *	1,121	32,543
Dover Corp.	636	68,904
Duke Energy Corp.	323	28,605
EastGroup Properties, Inc., REIT	168	21,727
Eastman Chemical Co.	1,912	149,365
Edison International	500	25,420
Eli Lilly and Co.	886	131,146
Energizer Holdings, Inc.(a)	1,045	40,901
Enphase Energy, Inc. *	633	52,279
Entegris, Inc.	714	53,079
Entergy Corp.	289	28,475

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
EQT Corp.	1,704	22,033
Equitrans Midstream Corp.	3,118	26,378
Estee Lauder Cos., Inc. (The), Class A	293	63,947
Exact Sciences Corp. *	496	50,567
Exelixis, Inc. *	1,566	38,289
Facebook, Inc., Class A *	342	89,570
Federal Realty Investment Trust, REIT	328	24,088
Ferguson plc	1,693	170,367
Fidelity National Information Services, Inc.	14	2,061
Fifth Third Bancorp	1,236	26,352
First Republic Bank	537	58,565
Fiserv, Inc. *	1,440	148,392
FleetCor Technologies, Inc. *	315	75,002
Fortune Brands Home & Security, Inc.	710	61,429
FTI Consulting, Inc. *	455	48,216
Garmin Ltd.	574	54,450
Generac Holdings, Inc. *	433	83,846
General Dynamics Corp.	294	40,698
Global Payments, Inc.	414	73,518
GoodRx Holdings, Inc., Class A *	189	10,508
Graphic Packaging Holding Co.	2,718	38,297
Hartford Financial Services Group, Inc. (The)	937	34,538
HCA Healthcare, Inc.	166	20,697
Home Depot, Inc. (The)	562	156,073
Honeywell International, Inc.	1,487	244,775
Horizon Therapeutics plc *	521	40,471
IHS Markit Ltd.	541	42,474
Illinois Tool Works, Inc.	150	28,982
Ingersoll Rand, Inc. *	930	33,108
Insulet Corp. *	118	27,918
Intuitive Surgical, Inc. *	95	67,406
Invesco Ltd.	1,502	17,138
ITT, Inc.	532	31,415
James Hardie Industries plc, CHDI	359	8,606
Jazz Pharmaceuticals plc *	250	35,648
Johnson & Johnson	684	101,834
KB Home	773	29,675
Keurig Dr Pepper, Inc.	948	26,165
KeyCorp	493	5,882
Keysight Technologies, Inc. *	519	51,267
Kimco Realty Corp., REIT	2,417	27,215
Kinder Morgan, Inc.	3,626	44,709
Kohl’s Corp.	862	15,973
Lam Research Corp. (a)	204	67,677
Las Vegas Sands Corp.	1,475	68,824
Liberty Media Corp.-Liberty SiriusXM, Class A *	1,326	43,983
Liberty Media Corp.-Liberty SiriusXM, Class C *	1,727	57,129
Loews Corp. (d)	2,907	101,018
Lowe’s Cos., Inc.	931	154,416
Lyft, Inc., Class A * (a)	3,095	85,267
M&T Bank Corp.	589	54,241
Marathon Petroleum Corp.	1,333	39,110
Marsh & McLennan Cos., Inc.	228	26,152
Martin Marietta Materials, Inc.	300	70,608
Mastercard, Inc., Class A (d)	996	336,817
McKesson Corp.	432	64,338
Medtronic plc	518	53,831
Merck & Co., Inc.	541	44,876
Mettler-Toledo International, Inc. *	62	59,877
Microchip Technology, Inc.	318	32,678
Microsoft Corp. (d)	5,083	1,069,107
Mid-America Apartment Communities, Inc., REIT	398	46,148
Middleby Corp. (The) *	284	25,478
Mohawk Industries, Inc. *	275	26,837
MongoDB, Inc. *	152	35,190
Morgan Stanley	4,541	219,557
Murphy USA, Inc. *	263	33,735
National Vision Holdings, Inc. *	591	22,600
Netflix, Inc. *	652	326,020
New York Times Co. (The), Class A	823	35,216
Newell Brands, Inc.	1,888	32,398
Nexstar Media Group, Inc., Class A	466	41,907
NextEra Energy, Inc.	1,228	340,844
NIKE, Inc., Class B	593	74,445
Nordson Corp.	160	30,691
Nordstrom, Inc. (a)	1,051	12,528
Norfolk Southern Corp.	1,473	315,207
Northern Trust Corp.	492	38,361
NVIDIA Corp. (d)	544	294,424
Old Dominion Freight Line, Inc.	267	48,306
O’Reilly Automotive, Inc. *	546	251,750
Otis Worldwide Corp.	266	16,604
Outfront Media, Inc., REIT	963	14,012
Packaging Corp. of America	447	48,745
Paylocity Holding Corp. *	163	26,311
PayPal Holdings, Inc. *	1,376	271,113
Pfizer, Inc.	2,102	77,143
Philip Morris International, Inc.	663	49,718
Phillips 66	729	37,791
Pioneer Natural Resources Co.	943	81,089
PNC Financial Services Group, Inc. (The)	973	106,942
Post Holdings, Inc. *	543	46,698
Procter & Gamble Co. (The)	670	93,123
Progressive Corp. (The)	730	69,109
Prologis, Inc., REIT	2,015	202,749
Public Storage, REIT	267	59,466
QUALCOMM, Inc.	980	115,326
Ralph Lauren Corp.	362	24,605
Rayonier, Inc., REIT	1,494	39,501
Raytheon Technologies Corp.	889	51,153
Regeneron Pharmaceuticals, Inc. *	210	117,554
RingCentral, Inc., Class A *	75	20,596
Rocket Cos., Inc., Class A * (a)	1,118	22,282
Royalty Pharma plc, Class A	800	33,656
S&P Global, Inc.	150	54,090
salesforce.com, Inc. *	876	220,156
ServiceNow, Inc. *	127	61,595

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Sherwin-Williams Co. (The)	110	76,641
Snowflake, Inc., Class A *	100	25,100
SolarEdge Technologies, Inc. *	242	57,681
Southwest Airlines Co.	595	22,313
Splunk, Inc. *	306	57,568
Spotify Technology SA *	150	36,386
Stanley Black & Decker, Inc.	1,318	213,780
State Street Corp.	1,319	78,256
Synopsys, Inc. *	244	52,211
Sysco Corp.	396	24,639
T. Rowe Price Group, Inc.	318	40,774
Take-Two Interactive Software, Inc. *	261	43,122
Teladoc Health, Inc. *(a)	150	32,886
Tesla, Inc. *	1,191	510,951
Texas Instruments, Inc. (d)	1,545	220,611
Thermo Fisher Scientific, Inc.	504	222,526
Thor Industries, Inc.	361	34,389
T-Mobile US, Inc. *	362	41,398
Toll Brothers, Inc.	650	31,629
Tractor Supply Co.	539	77,260
Trade Desk, Inc. (The), Class A *	141	73,148
Trane Technologies plc	2,039	247,229
Travelers Cos., Inc. (The)	750	81,143
Truist Financial Corp.	3,367	128,114
Uber Technologies, Inc. *	2,409	87,880
Union Pacific Corp.	203	39,965
UnitedHealth Group, Inc. (d)	1,669	520,344
US Bancorp	1,311	46,999
Verizon Communications, Inc.	1,875	111,544
Vertex Pharmaceuticals, Inc. *	325	88,439
ViacomCBS, Inc. (a)	1,176	32,940
Visa, Inc., Class A	9	1,800
Walgreens Boots Alliance, Inc.	964	34,627
Waste Connections, Inc.	450	46,710
Wells Fargo & Co.	3,541	83,249
Westrock Co.	1,083	37,623
Weyerhaeuser Co., REIT	1,307	37,276
Williams Cos., Inc. (The)	1,803	35,429
Xcel Energy, Inc.	1,570	108,346
Yum! Brands, Inc.	914	83,448
Zebra Technologies Corp., Class A *	170	42,918
Zillow Group, Inc., Class C * (a)	918	93,260
Zimmer Biomet Holdings, Inc.	1,396	190,051
Zscaler, Inc. *	294	41,363

		22,122,669

TOTAL COMMON STOCKS (Cost $34,422,207)		44,375,810

INVESTMENT COMPANIES — 20.0%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (e)	229,403	8,304,402
JPMorgan High Yield Fund Class R6 Shares (e)	1,878,258	12,790,936

TOTAL INVESTMENT COMPANIES (Cost $18,365,904)		21,095,338

	Principal Amount ($)
CORPORATE BONDS — 14.8%
Australia — 0.1%
Glencore Funding LLC
4.00%, 3/27/2027 (f)		20,000	21,830
2.50%, 9/1/2030 (f)		20,000	19,440
Scentre Group Trust 1
REIT, 3.25%, 10/28/2025 (f)		20,000	21,101
Westpac Banking Corp.
2.65%, 1/16/2030		40,000	44,268

			106,639

Belgium — 0.2%
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 4/15/2038		45,000	52,345
4.60%, 4/15/2048		25,000	29,749
4.44%, 10/6/2048		25,000	29,127
4.50%, 6/1/2050		60,000	71,923

			183,144

Canada — 0.3%
Bank of Nova Scotia (The)
0.80%, 6/15/2023 (a)		25,000	25,125
Bell Canada, Inc.
4.30%, 7/29/2049		10,000	12,266
Emera US Finance LP
3.55%, 6/15/2026		20,000	22,312
4.75%, 6/15/2046		20,000	24,057
Enbridge, Inc.
3.13%, 11/15/2029		70,000	74,377
Rogers Communications, Inc.
(ICE LIBOR USD 3 Month + 0.60%), 0.83%, 3/22/2022 (g)		21,000	21,115
3.70%, 11/15/2049		20,000	22,332
Suncor Energy, Inc.
3.60%, 12/1/2024		10,000	10,888
3.10%, 5/15/2025		30,000	32,221
TransCanada PipeLines Ltd.
4.25%, 5/15/2028		30,000	34,663
4.10%, 4/15/2030		30,000	34,576

			313,932

China — 0.2%
China Development Bank
0.88%, 1/24/2024 (b)	EUR	200,000	238,814

Denmark — 0.2%
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.03%), 1.17%, 12/8/2023 (f) (g)		200,000	200,014

France — 0.5%
Dexia Credit Local SA
0.75%, 1/25/2023 (b)	EUR	100,000	120,340
1.63%, 12/8/2023 (b)	GBP	100,000	134,207

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)		Value ($)
Societe Generale SA
3.88%, 3/28/2024 (f)		200,000	214,932
Total Capital International SA
2.99%, 6/29/2041		30,000	31,252
3.46%, 7/12/2049(a)		10,000	10,897
3.13%, 5/29/2050		10,000	10,329

			521,957

Germany — 0.4%
Daimler Finance North America LLC
(ICE LIBOR USD 3 Month + 0.45%), 0.71%, 2/22/2021 (f) (g)		150,000	150,047
3.35%, 2/22/2023 (f)		150,000	158,790
Kreditanstalt fuer Wiederaufbau
0.00%, 12/15/2022	EUR	80,000	95,083

			403,920

Ireland — 0.0% (c)
Avolon Holdings Funding Ltd.
2.88%, 2/15/2025 (f)		40,000	36,657

Japan — 0.4%
Mitsubishi UFJ Financial Group, Inc.
3.54%, 7/26/2021		40,000	41,020
Sumitomo Mitsui Financial Group, Inc.
2.70%, 7/16/2024		200,000	212,760
Takeda Pharmaceutical Co. Ltd.
2.05%, 3/31/2030		200,000	202,555

			456,335

Netherlands — 0.2%
BNG Bank NV
4.75%, 3/6/2023 (b)	AUD	15,000	11,851
1.90%, 11/26/2025 (b)	AUD	90,000	68,287
Shell International Finance BV
2.75%, 4/6/2030		75,000	81,957

			162,095

Singapore — 0.2%
Temasek Financial I Ltd.
0.50%, 3/1/2022 (b)	EUR	150,000	176,912

South Korea — 0.2%
Korea Development Bank (The)
1.75%, 12/15/2022 (b)	GBP	100,000	131,374
0.63%, 7/17/2023 (b)	EUR	100,000	120,029

			251,403

Spain — 0.2%
Banco Santander SA
2.71%, 6/27/2024		200,000	211,786

Switzerland — 0.3%
Credit Suisse Group AG
(ICE LIBOR USD 3 Month + 1.24%), 4.21%, 6/12/2024 (f) (g)		250,000	270,242
Glencore Finance Canada Ltd.
5.55%, 10/25/2042 (f)(h)		10,000	11,722
Novartis Capital Corp.
2.75%, 8/14/2050		20,000	21,424

			303,388

United Kingdom — 0.9%
AstraZeneca plc
1.38%, 8/6/2030		45,000	43,772
2.13%, 8/6/2050		25,000	22,659
BAT Capital Corp.
3.22%, 9/6/2026		20,000	21,519
3.56%, 8/15/2027		35,000	37,816
3.46%, 9/6/2029		15,000	15,962
4.91%, 4/2/2030		15,000	17,681
4.39%, 8/15/2037		35,000	37,788
4.54%, 8/15/2047		15,000	16,031
GlaxoSmithKline Capital plc
0.53%, 10/1/2023		40,000	40,030
HSBC Holdings plc
(ICE LIBOR USD 3 Month + 1.14%), 2.63%, 11/7/2025 (g)		200,000	208,325
Natwest Group plc
(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023 (g)		200,000	207,128
Standard Chartered plc
(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023 (f) (g)		200,000	207,489
Vodafone Group plc
5.00%, 5/30/2038		5,000	6,223
4.38%, 2/19/2043		5,000	5,847
4.25%, 9/17/2050 (a)		65,000	75,216

			963,486

United States — 10.5%
Abbott Laboratories
4.90%, 11/30/2046 (a)		20,000	28,137
AbbVie, Inc.
3.45%, 3/15/2022 (f)		15,000	15,540
3.20%, 11/21/2029 (f)		65,000	71,470
4.50%, 5/14/2035		10,000	12,117
4.05%, 11/21/2039 (f)		35,000	39,973
4.45%, 5/14/2046		35,000	41,596
4.25%, 11/21/2049 (f)		10,000	11,812
AEP Transmission Co. LLC
Series M, 3.65%, 4/1/2050		15,000	17,690
AES Corp. (The)
3.30%, 7/15/2025 (f)		30,000	31,961
Aetna, Inc.
4.13%, 11/15/2042		10,000	11,387
3.88%, 8/15/2047		15,000	16,720
Aflac, Inc.
4.00%, 10/15/2046		35,000	40,598
Air Lease Corp.
3.25%, 3/1/2025 (a)		70,000	71,241
3.38%, 7/1/2025 (a)		10,000	10,209
2.88%, 1/15/2026		10,000	9,825
Air Products and Chemicals, Inc.
2.80%, 5/15/2050		10,000	10,492
Alexandria Real Estate Equities, Inc.
REIT, 4.90%, 12/15/2030		25,000	31,448

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
REIT, 1.88%, 2/1/2033	20,000	19,516
Alphabet, Inc.
1.90%, 8/15/2040	20,000	19,174
2.25%, 8/15/2060	10,000	9,425
Altria Group, Inc.
4.80%, 2/14/2029	55,000	65,226
3.88%, 9/16/2046	35,000	35,847
Amazon.com, Inc.
3.88%, 8/22/2037	30,000	37,304
2.50%, 6/3/2050	11,000	11,165
2.70%, 6/3/2060	30,000	30,847
Ameren Corp.
3.50%, 1/15/2031	17,000	19,421
American International Group, Inc.
3.40%, 6/30/2030	10,000	11,031
3.88%, 1/15/2035	20,000	22,987
American Tower Corp.
REIT, 3.38%, 10/15/2026	20,000	22,142
REIT, 2.75%, 1/15/2027 (a)	70,000	75,473
REIT, 3.95%, 3/15/2029	40,000	46,025
REIT, 3.70%, 10/15/2049	10,000	10,938
REIT, 3.10%, 6/15/2050	10,000	9,866
American Water Capital Corp.
3.45%, 5/1/2050	15,000	16,778
Amgen, Inc.
2.30%, 2/25/2031	25,000	26,199
3.15%, 2/21/2040	20,000	21,221
3.38%, 2/21/2050	20,000	21,601
Anthem, Inc.
2.88%, 9/15/2029	20,000	21,586
4.63%, 5/15/2042	5,000	6,257
Apple, Inc.
2.95%, 9/11/2049	60,000	65,604
2.65%, 5/11/2050	15,000	15,570
2.40%, 8/20/2050	15,000	15,017
2.55%, 8/20/2060	15,000	14,924
AT&T, Inc.
3.80%, 2/15/2027	50,000	56,365
2.30%, 6/1/2027	10,000	10,490
1.65%, 2/1/2028	20,000	20,022
2.75%, 6/1/2031	20,000	21,030
2.25%, 2/1/2032	10,000	9,988
3.50%, 6/1/2041	40,000	42,068
3.10%, 2/1/2043	20,000	19,511
3.65%, 9/15/2059 (f)	69,000	66,631
Atmos Energy Corp.
1.50%, 1/15/2031	35,000	34,837
Aviation Capital Group LLC
5.50%, 12/15/2024 (f)	10,000	10,316
Baltimore Gas and Electric Co.
2.90%, 6/15/2050	5,000	5,109
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.37%), 2.74%, 1/23/2022 (g)	15,000	15,106
(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028 (g)	180,000	203,944
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (g)	190,000	214,533
(ICE LIBOR USD 3 Month + 1.19%), 2.88%, 10/22/2030 (g)	35,000	37,779
(SOFR + 1.53%), 1.90%, 7/23/2031 (g)	15,000	14,934
(SOFR + 1.93%), 2.68%, 6/19/2041 (g)	10,000	10,199
Becton Dickinson and Co.
3.36%, 6/6/2024	40,000	43,272
3.70%, 6/6/2027	20,000	22,666
4.67%, 6/6/2047	5,000	6,161
3.79%, 5/20/2050	10,000	11,159
Berkshire Hathaway Energy Co.
4.05%, 4/15/2025 (f)	12,000	13,688
3.70%, 7/15/2030 (f)	16,000	18,787
Berkshire Hathaway Finance Corp.
4.20%, 8/15/2048	35,000	44,906
Biogen, Inc.
3.15%, 5/1/2050	15,000	14,766
Boeing Co. (The)
4.51%, 5/1/2023	20,000	21,055
4.88%, 5/1/2025	15,000	16,363
5.04%, 5/1/2027	20,000	21,956
5.15%, 5/1/2030	25,000	28,006
3.60%, 5/1/2034	10,000	9,619
3.25%, 2/1/2035	30,000	28,173
5.71%, 5/1/2040	35,000	40,854
Boston Scientific Corp.
4.55%, 3/1/2039	10,000	12,502
BP Capital Markets America, Inc.
3.54%, 4/6/2027	70,000	78,431
3.00%, 2/24/2050	20,000	19,021
2.77%, 11/10/2050	10,000	9,144
Bristol-Myers Squibb Co.
3.45%, 11/15/2027	85,000	97,637
Broadcom, Inc.
3.15%, 11/15/2025	70,000	75,500
4.15%, 11/15/2030	30,000	33,681
Bunge Ltd. Finance Corp.
1.63%, 8/17/2025	65,000	65,270
Burlington Northern Santa Fe LLC
4.95%, 9/15/2041	4,000	5,335
3.05%, 2/15/2051	50,000	54,315
Cameron LNG LLC
3.30%, 1/15/2035 (f)	10,000	11,272
Campbell Soup Co.
3.95%, 3/15/2025	20,000	22,307
Capital One Financial Corp.
3.05%, 3/9/2022	15,000	15,494
Carrier Global Corp.
2.49%, 2/15/2027 (a) (f)	20,000	20,902
CenterPoint Energy, Inc.
2.95%, 3/1/2030	4,000	4,380
Charter Communications Operating LLC
3.75%, 2/15/2028	15,000	16,575

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
5.13%, 7/1/2049	15,000	17,357
4.80%, 3/1/2050	50,000	57,147
3.70%, 4/1/2051	15,000	14,825
Chevron Corp.
2.00%, 5/11/2027 (a)	20,000	21,143
2.98%, 5/11/2040	25,000	26,939
Chevron USA, Inc.
1.02%, 8/12/2027	25,000	24,943
2.34%, 8/12/2050	10,000	9,328
Cigna Corp.
3.05%, 10/15/2027 (a)	20,000	22,223
3.20%, 3/15/2040	10,000	10,582
3.40%, 3/15/2050 (a)	15,000	15,718
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (g)	45,000	50,511
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (g)	190,000	211,114
(SOFR + 1.42%), 2.98%, 11/5/2030 (g)	80,000	86,488
Clorox Co. (The)
1.80%, 5/15/2030	10,000	10,288
Coca-Cola Co. (The)
2.50%, 6/1/2040	30,000	31,467
2.60%, 6/1/2050	35,000	35,754
Comcast Corp.
4.15%, 10/15/2028	45,000	54,298
3.40%, 4/1/2030	10,000	11,535
3.20%, 7/15/2036 (a)	45,000	49,942
3.75%, 4/1/2040	40,000	46,661
2.45%, 8/15/2052	45,000	42,069
Commonwealth Edison Co.
Series 123, 3.75%, 8/15/2047	10,000	11,943
3.00%, 3/1/2050	10,000	10,665
Concho Resources, Inc.
3.75%, 10/1/2027	20,000	21,561
Connecticut Light and Power Co. (The)
4.30%, 4/15/2044	10,000	12,556
Constellation Brands, Inc.
3.15%, 8/1/2029	15,000	16,372
3.75%, 5/1/2050	15,000	16,713
Costco Wholesale Corp.
1.75%, 4/20/2032 (a)	20,000	20,502
Cox Communications, Inc.
4.80%, 2/1/2035 (f)	25,000	31,415
Crown Castle International Corp.
REIT, 3.30%, 7/1/2030	45,000	49,136
REIT, 2.25%, 1/15/2031	20,000	20,147
REIT, 4.15%, 7/1/2050	10,000	11,405
REIT, 3.25%, 1/15/2051	10,000	9,921
CSX Corp.
3.25%, 6/1/2027	15,000	16,953
4.10%, 3/15/2044	15,000	17,953
3.80%, 4/15/2050	15,000	17,921
Cummins, Inc.
1.50%, 9/1/2030	20,000	19,880
2.60%, 9/1/2050	10,000	9,784
CVS Health Corp.
2.70%, 8/21/2040	60,000	57,390
4.25%, 4/1/2050	20,000	23,455
Deere & Co.
3.10%, 4/15/2030	30,000	34,320
Dell International LLC
4.90%, 10/1/2026 (f)	30,000	33,904
6.10%, 7/15/2027 (f)	4,000	4,722
5.30%, 10/1/2029 (f)	5,000	5,728
6.20%, 7/15/2030 (f)	15,000	17,986
Diamondback Energy, Inc.
4.75%, 5/31/2025	30,000	32,356
Discovery Communications LLC
3.63%, 5/15/2030	40,000	44,458
5.20%, 9/20/2047	5,000	5,994
Dow Chemical Co. (The)
2.10%, 11/15/2030	25,000	24,616
Duke Energy Indiana LLC
2.75%, 4/1/2050	30,000	30,655
Duke Energy Ohio, Inc.
2.13%, 6/1/2030	10,000	10,498
Duquesne Light Holdings, Inc.
2.53%, 10/1/2030 (f)	15,000	15,036
Edison International
4.95%, 4/15/2025	50,000	54,720
Eli Lilly and Co.
2.25%, 5/15/2050	40,000	37,699
Energy Transfer Operating LP
2.90%, 5/15/2025	10,000	10,052
5.25%, 4/15/2029	30,000	32,259
5.15%, 2/1/2043	10,000	9,139
5.15%, 3/15/2045	20,000	18,077
Entergy Corp.
3.75%, 6/15/2050	10,000	11,369
Entergy Louisiana LLC
2.90%, 3/15/2051	20,000	21,005
Entergy Texas, Inc.
3.55%, 9/30/2049	10,000	11,220
Enterprise Products Operating LLC
4.85%, 8/15/2042	10,000	11,313
4.45%, 2/15/2043	10,000	10,775
3.70%, 1/31/2051	30,000	29,547
Equitable Financial Life Global Funding
1.40%, 7/7/2025 (f)	20,000	20,414
Essex Portfolio LP
REIT, 1.65%, 1/15/2031	20,000	19,473
REIT, 2.65%, 9/1/2050	20,000	18,720
Evergy Metro, Inc.
Series 2020, 2.25%, 6/1/2030	37,000	39,148
Evergy, Inc.
2.90%, 9/15/2029	37,000	39,687
Exelon Corp.
4.70%, 4/15/2050	15,000	19,067

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Exxon Mobil Corp.
2.61%, 10/15/2030	70,000	75,504
3.00%, 8/16/2039	5,000	5,280
3.10%, 8/16/2049 (a)	10,000	10,201
Fidelity National Information Services, Inc.
3.00%, 8/15/2026 (a)	35,000	38,846
FirstEnergy Corp.
Series B, 3.90%, 7/15/2027	17,000	18,682
2.65%, 3/1/2030	46,000	46,831
Fiserv, Inc.
3.50%, 7/1/2029	10,000	11,381
Florida Power & Light Co.
3.80%, 12/15/2042	15,000	18,056
Fox Corp.
5.58%, 1/25/2049	5,000	6,909
General Electric Co.
3.45%, 5/1/2027	15,000	15,856
3.63%, 5/1/2030	50,000	51,852
4.13%, 10/9/2042	25,000	25,297
General Motors Co.
4.88%, 10/2/2023	20,000	21,784
5.20%, 4/1/2045	10,000	10,756
General Motors Financial Co., Inc.
1.70%, 8/18/2023	25,000	25,094
2.75%, 6/20/2025	50,000	51,216
5.25%, 3/1/2026	5,000	5,624
Gilead Sciences, Inc.
1.20%, 10/1/2027	10,000	10,016
1.65%, 10/1/2030	20,000	19,961
4.00%, 9/1/2036	35,000	42,331
2.60%, 10/1/2040	20,000	19,955
2.80%, 10/1/2050	15,000	14,796
Global Payments, Inc.
3.20%, 8/15/2029	24,000	26,180
2.90%, 5/15/2030 (a)	15,000	16,039
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/2022	15,000	16,011
3.50%, 4/1/2025	105,000	115,852
3.85%, 1/26/2027	40,000	44,945
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (g)	100,000	112,114
(ICE LIBOR USD 3 Month + 1.16%), 3.81%, 4/23/2029 (g)	35,000	39,837
3.80%, 3/15/2030(a)	40,000	46,332
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (g)	15,000	17,472
Gray Oak Pipeline LLC
2.00%, 9/15/2023 (f)	10,000	10,055
2.60%, 10/15/2025 (f)	10,000	10,032
3.45%, 10/15/2027 (f)	10,000	10,232
HCA, Inc.
4.50%, 2/15/2027	95,000	106,658
5.50%, 6/15/2047	15,000	18,703
Healthcare Trust of America Holdings LP
REIT, 2.00%, 3/15/2031	20,000	19,578
Healthpeak Properties, Inc.
REIT, 3.00%, 1/15/2030	15,000	16,188
REIT, 2.88%, 1/15/2031	20,000	21,172
Hershey Co. (The)
2.65%, 6/1/2050	10,000	10,244
Home Depot, Inc. (The)
3.30%, 4/15/2040	30,000	33,902
3.13%, 12/15/2049	5,000	5,552
3.35%, 4/15/2050	20,000	23,048
Honeywell International, Inc.
2.80%, 6/1/2050	5,000	5,320
Hyundai Capital America
1.25%, 9/18/2023 (f)	30,000	29,931
1.80%, 10/15/2025 (f)	10,000	9,945
2.38%, 10/15/2027 (f)	20,000	19,988
Intel Corp.
3.90%, 3/25/2030	55,000	66,375
International Business Machines Corp.
1.70%, 5/15/2027	100,000	103,268
1.95%, 5/15/2030	100,000	102,938
Interstate Power and Light Co.
2.30%, 6/1/2030 (a)	10,000	10,572
ITC Holdings Corp.
3.35%, 11/15/2027	30,000	33,552
2.95%, 5/14/2030 (f)	45,000	48,357
Johnson & Johnson
3.40%, 1/15/2038 (a)	15,000	17,529
2.25%, 9/1/2050	10,000	9,867
Keurig Dr Pepper, Inc.
4.60%, 5/25/2028	45,000	54,011
Kimberly-Clark Corp.
3.10%, 3/26/2030	15,000	17,157
Kinder Morgan, Inc.
2.00%, 2/15/2031	35,000	33,614
3.25%, 8/1/2050	10,000	9,031
Kroger Co. (The)
3.88%, 10/15/2046	25,000	28,278
L3Harris Technologies, Inc.
4.40%, 6/15/2028	40,000	47,693
Leidos, Inc.
2.95%, 5/15/2023 (f)	10,000	10,507
4.38%, 5/15/2030 (f)	5,000	5,851
Lockheed Martin Corp.
3.80%, 3/1/2045 (a)	25,000	29,722
2.80%, 6/15/2050	20,000	20,775
Lowe’s Cos., Inc.
3.70%, 4/15/2046	40,000	45,771
Mastercard, Inc.
3.85%, 3/26/2050	10,000	12,580
McDonald’s Corp.
3.63%, 9/1/2049	10,000	11,170
4.20%, 4/1/2050	25,000	30,358
Merck & Co., Inc.
2.35%, 6/24/2040	5,000	5,074
3.70%, 2/10/2045	15,000	17,964
2.45%, 6/24/2050	5,000	4,973
Met Tower Global Funding
0.55%, 7/13/2022 (f)	12,000	12,017

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
MetLife, Inc.
4.13%, 8/13/2042	5,000	6,084
Microsoft Corp.
3.50%, 2/12/2035	25,000	30,910
3.45%, 8/8/2036	30,000	36,277
3.70%, 8/8/2046	35,000	43,918
2.53%, 6/1/2050	15,000	15,648
Mondelez International, Inc.
0.63%, 7/1/2022	5,000	5,017
Morgan Stanley
(SOFR + 1.15%), 2.72%, 7/22/2025 (g)	160,000	169,961
3.88%, 1/27/2026	40,000	45,591
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (g)	100,000	112,413
(SOFR + 1.14%), 2.70%, 1/22/2031 (g)	60,000	64,056
(SOFR + 3.12%), 3.62%, 4/1/2031 (g)	20,000	22,836
Mosaic Co. (The)
4.05%, 11/15/2027	15,000	16,679
MPLX LP
4.00%, 3/15/2028	25,000	27,279
4.50%, 4/15/2038	25,000	25,555
4.70%, 4/15/2048	10,000	10,113
Narragansett Electric Co. (The)
3.40%, 4/9/2030 (f)	10,000	11,393
New York and Presbyterian Hospital (The)
2.26%, 8/1/2040	20,000	19,033
NextEra Energy Capital Holdings, Inc.
2.75%, 11/1/2029	10,000	10,785
2.25%, 6/1/2030	55,000	57,238
NIKE, Inc.
3.25%, 3/27/2040	30,000	34,081
3.38%, 3/27/2050	5,000	5,779
NiSource, Inc.
0.95%, 8/15/2025	50,000	49,938
Norfolk Southern Corp.
3.05%, 5/15/2050	37,000	39,360
Northrop Grumman Corp.
3.25%, 1/15/2028	90,000	101,072
NRG Energy, Inc.
3.75%, 6/15/2024 (f)	85,000	90,697
NVIDIA Corp.
3.50%, 4/1/2050	10,000	11,684
Ohio Power Co.
Series P, 2.60%, 4/1/2030	25,000	27,409
Oncor Electric Delivery Co. LLC
3.70%, 5/15/2050	5,000	6,003
ONE Gas, Inc.
2.00%, 5/15/2030	10,000	10,359
ONEOK, Inc.
3.40%, 9/1/2029	35,000	34,332
Oracle Corp.
2.80%, 4/1/2027	30,000	32,913
3.60%, 4/1/2040	60,000	68,427
3.60%, 4/1/2050	30,000	33,451
Pacific Gas and Electric Co.
3.85%, 11/15/2023	45,000	47,478
4.45%, 4/15/2042	30,000	29,965
4.60%, 6/15/2043	19,000	19,055
4.00%, 12/1/2046	14,000	13,103
PacifiCorp
2.70%, 9/15/2030	35,000	38,583
4.13%, 1/15/2049	20,000	24,918
3.30%, 3/15/2051	40,000	44,796
PECO Energy Co.
2.80%, 6/15/2050	8,000	8,276
PepsiCo, Inc.
3.50%, 3/19/2040	15,000	17,731
Pfizer, Inc.
2.55%, 5/28/2040	35,000	36,107
2.70%, 5/28/2050	20,000	20,822
Philip Morris International, Inc.
2.10%, 5/1/2030	50,000	51,395
3.88%, 8/21/2042	20,000	22,620
Phillips 66
2.15%, 12/15/2030	40,000	38,871
Phillips 66 Partners LP
3.15%, 12/15/2029 (a)	15,000	14,793
Pioneer Natural Resources Co.
1.90%, 8/15/2030	15,000	14,073
Plains All American Pipeline LP
3.80%, 9/15/2030	15,000	14,532
4.30%, 1/31/2043	15,000	12,689
PPL Electric Utilities Corp.
(ICE LIBOR USD 3 Month + 0.25%), 1.00%, 9/28/2023 (g)	22,000	22,005
Prologis LP
REIT, 3.25%, 10/1/2026	20,000	22,607
REIT, 2.13%, 10/15/2050	10,000	8,980
Prudential Financial, Inc.
3.00%, 3/10/2040	10,000	10,706
Public Service Electric and Gas Co.
2.70%, 5/1/2050	10,000	10,415
QUALCOMM, Inc.
1.65%, 5/20/2032 (f)	15,000	14,842
Raytheon Technologies Corp.
4.13%, 11/16/2028	100,000	118,342
4.45%, 11/16/2038	10,000	12,293
Regeneron Pharmaceuticals, Inc.
2.80%, 9/15/2050	15,000	13,960
Reliance Standard Life Global Funding II
2.15%, 1/21/2023 (f)	10,000	10,234
Republic Services, Inc.
3.05%, 3/1/2050	15,000	15,711
Roper Technologies, Inc.
1.40%, 9/15/2027	20,000	20,192
2.95%, 9/15/2029	15,000	16,500
2.00%, 6/30/2030	10,000	10,194
Royalty Pharma plc
1.20%, 9/2/2025 (f)	30,000	29,905

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Sabine Pass Liquefaction LLC
4.50%, 5/15/2030 (f)	20,000	22,510
San Diego Gas & Electric Co.
Series UUU, 3.32%, 4/15/2050	10,000	10,897
Schlumberger Holdings Corp.
3.90%, 5/17/2028 (f)	15,000	16,148
Sherwin-Williams Co. (The)
3.30%, 5/15/2050	13,000	13,667
Simon Property Group LP
REIT, 3.38%, 10/1/2024	25,000	27,055
REIT, 3.50%, 9/1/2025	20,000	21,919
REIT, 3.25%, 9/13/2049	10,000	9,150
Southern California Edison Co.
2.25%, 6/1/2030	35,000	35,094
3.65%, 2/1/2050	15,000	15,584
Southern Co. (The)
2.35%, 7/1/2021	26,000	26,342
4.40%, 7/1/2046	10,000	11,835
Southern Co. Gas Capital Corp.
Series 20-A, 1.75%, 1/15/2031	30,000	29,684
Starbucks Corp.
3.75%, 12/1/2047	20,000	21,745
3.35%, 3/12/2050	10,000	10,237
State Street Corp.
(ICE LIBOR USD 3 Month + 1.03%), 4.14%, 12/3/2029 (g)	35,000	42,372
Sunoco Logistics Partners Operations LP
5.30%, 4/1/2044	10,000	9,269
5.35%, 5/15/2045	10,000	9,282
Sysco Corp.
3.30%, 2/15/2050	25,000	23,827
Texas Eastern Transmission LP
4.15%, 1/15/2048 (f)	10,000	10,657
Texas Instruments, Inc.
1.75%, 5/4/2030(a)	20,000	20,615
Time Warner Cable LLC
4.50%, 9/15/2042	20,000	21,686
T-Mobile USA, Inc.
3.75%, 4/15/2027 (f)	40,000	44,782
2.05%, 2/15/2028 (f)	45,000	45,992
3.88%, 4/15/2030 (f)	10,000	11,370
2.55%, 2/15/2031 (f)	30,000	31,082
4.38%, 4/15/2040 (f)	15,000	17,583
3.30%, 2/15/2051 (f)	10,000	9,856
Toyota Motor Credit Corp.
0.50%, 8/14/2023	15,000	15,004
Transcontinental Gas Pipe Line Co. LLC
3.25%, 5/15/2030 (f)	45,000	48,607
Travelers Cos., Inc. (The)
2.55%, 4/27/2050	20,000	19,576
Tucson Electric Power Co.
1.50%, 8/1/2030	15,000	14,857
4.00%, 6/15/2050	20,000	23,906
Tyson Foods, Inc.
3.55%, 6/2/2027	30,000	33,876
4.55%, 6/2/2047	5,000	6,287
UDR, Inc.
REIT, 3.20%, 1/15/2030	20,000	22,145
REIT, 3.00%, 8/15/2031	5,000	5,406
Union Electric Co.
2.95%, 3/15/2030	55,000	61,807
Union Pacific Corp.
4.38%, 9/10/2038	10,000	12,297
3.55%, 8/15/2039	45,000	51,407
UnitedHealth Group, Inc.
3.50%, 8/15/2039	15,000	17,202
2.75%, 5/15/2040	17,000	17,852
2.90%, 5/15/2050	30,000	31,265
Universal Health Services, Inc.
2.65%, 10/15/2030 (f)	30,000	29,866
Upjohn, Inc.
1.65%, 6/22/2025 (f)	30,000	30,703
2.30%, 6/22/2027 (f)	20,000	20,641
2.70%, 6/22/2030 (f)	15,000	15,520
3.85%, 6/22/2040 (a) (f)	10,000	10,766
4.00%, 6/22/2050 (f)	10,000	10,646
Valero Energy Corp.
1.20%, 3/15/2024	30,000	29,873
2.15%, 9/15/2027	20,000	19,865
Verizon Communications, Inc.
4.33%, 9/21/2028	30,000	36,294
3.15%, 3/22/2030	30,000	33,878
4.27%, 1/15/2036	60,000	73,899
3.85%, 11/1/2042	20,000	23,706
ViacomCBS, Inc.
4.20%, 5/19/2032	36,000	41,093
4.60%, 1/15/2045	15,000	16,449
Virginia Electric and Power Co.
2.95%, 1/15/2022 (a)	13,000	13,321
Visa, Inc.
2.70%, 4/15/2040	25,000	26,990
Walmart, Inc.
3.95%, 6/28/2038	20,000	25,027
Walt Disney Co. (The)
2.65%, 1/13/2031	45,000	48,444
3.50%, 5/13/2040	15,000	16,799
2.75%, 9/1/2049	10,000	9,629
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 0.83%), 2.41%, 10/30/2025 (g)	100,000	104,769
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (g)	80,000	86,836
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (g)	60,000	67,134
(SOFR + 2.10%), 2.39%, 6/2/2028 (g)	15,000	15,643
(ICE LIBOR USD 3 Month + 1.00%), 2.57%, 2/11/2031 (g)	114,000	119,193

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)		Value ($)
(SOFR + 2.53%), 3.07%, 4/30/2041 (g)		20,000	20,751
Welltower, Inc.
REIT, 4.00%, 6/1/2025		25,000	27,942
REIT, 3.10%, 1/15/2030		25,000	26,501
REIT, 2.75%, 1/15/2031		25,000	25,671
Xcel Energy, Inc.
2.60%, 12/1/2029		30,000	32,391
3.40%, 6/1/2030		45,000	51,643
Zoetis, Inc.
3.90%, 8/20/2028		40,000	47,457
3.00%, 5/15/2050		15,000	16,034

			11,070,034

TOTAL CORPORATE BONDS (Cost $15,203,517)			15,600,516

FOREIGN GOVERNMENT SECURITIES — 6.6%
Australia — 0.2%
Commonwealth of Australia
3.25%, 4/21/2025 (b)	AUD	35,000	28,425
3.75%, 4/21/2037 (b)	AUD	33,000	32,428
2.75%, 5/21/2041 (b)	AUD	1,000	875
3.00%, 3/21/2047 (b)	AUD	124,000	114,816

			176,544

Austria — 0.0% (c)
Republic of Austria
0.85%, 6/30/2120 (b)	EUR	17,000	24,500
Belgium — 0.2%
Kingdom of Belgium
3.00%, 6/22/2034 (b)	EUR	29,000	48,516
1.90%, 6/22/2038 (b)	EUR	49,000	75,631
1.60%, 6/22/2047 (b)	EUR	1,000	1,543
1.70%, 6/22/2050 (b)	EUR	10,000	16,018
2.15%, 6/22/2066 (b)	EUR	7,000	13,762

			155,470

Canada — 0.1%
Canada Government Bond
2.00%, 9/1/2023	CAD	20,000	15,776
1.50%, 9/1/2024	CAD	2,000	1,573
1.25%, 3/1/2025	CAD	7,000	5,471
0.50%, 9/1/2025	CAD	27,000	20,419
1.00%, 6/1/2027	CAD	17,000	13,283
2.25%, 6/1/2029	CAD	42,000	36,234
5.00%, 6/1/2037	CAD	8,000	9,871
3.50%, 12/1/2045	CAD	9,000	10,409
2.75%, 12/1/2048	CAD	20,000	21,053
2.75%, 12/1/2064	CAD	3,000	3,552

			137,641

China — 0.2%
Export-Import Bank of China (The)
0.75%, 5/28/2023 (b)	EUR	200,000	237,568

Denmark — 0.1%
Kingdom of Denmark
3.00%, 11/15/2021	DKK	42,000	6,878
1.50%, 11/15/2023	DKK	36,000	6,046
1.75%, 11/15/2025	DKK	28,000	4,942
0.50%, 11/15/2027	DKK	10,000	1,688
0.50%, 11/15/2029 (b)	DKK	86,000	14,688
4.50%, 11/15/2039	DKK	78,000	23,361

			57,603

France — 0.6%
French Republic
1.75%, 11/25/2024 (b)	EUR	18,500	23,854
0.25%, 11/25/2026 (b)	EUR	93,000	114,267
0.50%, 5/25/2029 (b)	EUR	14,500	18,287
0.00%, 11/25/2029 (b)	EUR	175,000	211,211
1.25%, 5/25/2034 (b)	EUR	111,030	153,809
3.25%, 5/25/2045 (b)	EUR	34,000	68,061
2.00%, 5/25/2048 (b)	EUR	15,000	25,289
1.50%, 5/25/2050 (b)	EUR	1,000	1,537
4.00%, 4/25/2055 (b)	EUR	12,000	30,148
4.00%, 4/25/2060 (b)	EUR	2,000	5,316
1.75%, 5/25/2066 (b)	EUR	13,000	22,933

			674,712

Germany — 0.1%
Bundesrepublik Deutschland
0.00%, 2/15/2030 (b)	EUR	42,000	51,865
2.50%, 7/4/2044 (b)	EUR	12,000	23,337
0.00%, 8/15/2050 (b)	EUR	5,000	6,029

			81,231

Italy — 1.0%
Buoni Poliennali del Tesoro
0.35%, 11/1/2021	EUR	102,000	120,409
1.35%, 4/15/2022	EUR	13,000	15,608
1.45%, 9/15/2022	EUR	41,000	49,609
0.05%, 1/15/2023 (b)	EUR	82,000	96,554
1.85%, 5/15/2024	EUR	8,000	9,986
0.35%, 2/1/2025 (b)	EUR	63,000	74,455
1.45%, 5/15/2025 (b)	EUR	59,000	73,048
1.85%, 7/1/2025 (b)	EUR	15,000	18,902
1.60%, 6/1/2026	EUR	112,000	140,323
2.80%, 12/1/2028 (b)	EUR	4,000	5,487
3.00%, 8/1/2029 (b)	EUR	60,000	84,071
1.35%, 4/1/2030 (b)	EUR	110,000	135,616
1.65%, 3/1/2032 (b)	EUR	44,000	55,481
2.45%, 9/1/2033 (b)	EUR	17,000	23,192
2.25%, 9/1/2036 (b)	EUR	56,000	75,079
4.00%, 2/1/2037 (b)	EUR	19,000	30,965
4.75%, 9/1/2044 (b)	EUR	19,000	36,010
3.45%, 3/1/2048 (b)	EUR	25,000	40,546
3.85%, 9/1/2049 (b)	EUR	4,000	6,943
2.80%, 3/1/2067 (b)	EUR	5,000	7,275

			1,099,559

Japan — 2.5%
Japan Finance Organization for Municipalities
0.88%, 9/22/2021 (b)	EUR	100,000	118,685
Japan Government Bond
0.10%, 9/20/2021	JPY	36,650,000	348,297

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)		Value ($)
0.10%, 12/20/2022	JPY	22,300,000	212,567
0.60%, 12/20/2023	JPY	17,200,000	166,905
0.10%, 9/20/2024	JPY	10,800,000	103,338
0.10%, 12/20/2024	JPY	14,800,000	141,710
0.10%, 3/20/2025	JPY	2,100,000	20,114
0.10%, 6/20/2029	JPY	2,900,000	27,809
0.10%, 9/20/2029	JPY	750,000	7,185
0.10%, 12/20/2029	JPY	16,100,000	154,158
0.10%, 3/20/2030	JPY	9,850,000	94,222
1.50%, 3/20/2034	JPY	45,100,000	501,781
0.60%, 12/20/2037	JPY	33,800,000	334,654
2.50%, 3/20/2038	JPY	500,000	6,475
0.30%, 12/20/2039	JPY	5,050,000	47,107
1.70%, 9/20/2044	JPY	50,000	604
1.40%, 12/20/2045	JPY	4,550,000	52,215
0.80%, 3/20/2047	JPY	9,000,000	90,922
0.40%, 9/20/2049	JPY	2,000,000	18,038
0.40%, 12/20/2049	JPY	2,250,000	20,270
0.90%, 3/20/2057	JPY	15,650,000	162,063

			2,629,119

Netherlands — 0.1%
Kingdom of Netherlands
0.25%, 7/15/2029 (b)	EUR	11,000	13,732
0.00%, 1/15/2052 (b)	EUR	35,000	41,133

			54,865

Qatar — 0.2%
State of Qatar
3.88%, 4/23/2023 (f)		200,000	214,500

South Korea — 0.1%
Export-Import Bank of Korea
0.38%, 3/26/2024 (b)	EUR	100,000	118,967

Spain — 0.6%
Bonos and Obligaciones del Estado
0.00%, 4/30/2023	EUR	43,000	50,961
1.60%, 4/30/2025 (b)	EUR	99,000	126,180
1.40%, 7/30/2028 (b)	EUR	4,000	5,194
1.45%, 4/30/2029 (b)	EUR	45,000	58,807
0.60%, 10/31/2029 (b)	EUR	49,000	59,823
0.50%, 4/30/2030 (b)	EUR	44,000	53,109
1.95%, 7/30/2030 (b)	EUR	13,000	17,830
1.25%, 10/31/2030 (b)	EUR	49,000	63,148
2.35%, 7/30/2033 (b)	EUR	14,000	20,329
1.85%, 7/30/2035 (b)	EUR	9,000	12,479
4.20%, 1/31/2037 (b)	EUR	31,000	56,724
1.20%, 10/31/2040 (b)	EUR	37,000	46,436
2.70%, 10/31/2048 (b)	EUR	30,000	49,656
3.45%, 7/30/2066 (b)	EUR	10,000	20,325

			641,001

Sweden — 0.0%(c)
Kingdom of Sweden
5.00%, 12/1/2020	SEK	55,000	6,193
3.50%, 6/1/2022	SEK	35,000	4,160
2.50%, 5/12/2025	SEK	90,000	11,374
0.75%, 11/12/2029 (b)	SEK	40,000	4,822
2.25%, 6/1/2032 (b)	SEK	15,000	2,101
3.50%, 3/30/2039	SEK	45,000	7,906

			36,556

United Kingdom — 0.6%
United Kingdom of Great Britain and Northern Ireland
0.63%, 6/7/2025 (b)	GBP	18,000	23,973
6.00%, 12/7/2028 (b)	GBP	35,000	66,755
4.75%, 12/7/2038 (b)	GBP	55,000	121,566
3.50%, 1/22/2045 (b)	GBP	14,000	29,053
4.25%, 12/7/2046 (b)	GBP	50,000	117,917
1.75%, 1/22/2049 (b)	GBP	46,500	75,064
4.25%, 12/7/2055 (b)	GBP	14,500	39,030
2.50%, 7/22/2065 (b)	GBP	54,660	119,074
3.50%, 7/22/2068 (b)	GBP	8,000	22,102

			614,534

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $6,555,402)			6,954,370

U.S. TREASURY OBLIGATIONS — 2.3%
U.S. Treasury Bonds
2.38%, 11/15/2049		5,000	6,104
1.38%, 8/15/2050		20,000	19,569
U.S. Treasury Notes
2.50%, 1/31/2021 (i)		2,398,000	2,416,547
0.63%, 8/15/2030		50,000	49,711

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,486,493)			2,491,931

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.2%
United States — 2.2%
American Home Mortgage Investment Trust
Series 2005-1, Class 6A, 2.31%, 6/25/2045 (j)		21,877	22,064
Banc of America Funding Trust
Series 2006-A, Class 1A1, 3.89%, 2/20/2036 (j)		16,069	15,498
Banc of America Mortgage Trust
Series 2005-A, Class 2A2, 3.69%, 2/25/2035 (j)		16,843	16,755
Bear Stearns ALT-A Trust
Series 2005-4, Class 23A2, 3.50%, 5/25/2035 (j)		31,020	30,843
COLT Mortgage Loan Trust
Series 2019-1, Class A1, 3.71%, 3/25/2049 (f) (j)		7,094	7,153
Deephaven Residential Mortgage Trust
Series 2019-2A, Class M1, 3.92%, 4/25/2059 ‡ (f) (j)		175,000	175,778
Series 2019-4A, Class B1, 3.99%, 10/25/2059 ‡ (f) (j)		140,000	136,657
Series 2020-1, Class A3, 2.65%, 1/25/2060 (f) (j)		327,108	331,124
Deutsche Alt-A Securities Mortgage Loan Trust

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2007-3, Class 2A1, 0.90%, 10/25/2047 (j)	235,513	212,584
FNMA, Connecticut Avenue Securities
Series 2014-C04, Class 2M2, 5.15%, 11/25/2024 (j)	42,228	43,161
GCAT Trust
Series 2019-NQM2, Class A3, 3.16%, 9/25/2059 (f) (h)	245,613	249,107
GSR Mortgage Loan Trust
Series 2005-AR3, Class 1A1, 0.59%, 5/25/2035 (j)	65,077	60,895
Homeward Opportunities Fund I Trust
Series 2019-1, Class M1, 3.95%, 1/25/2059 ‡ (f) (j)	250,000	253,898
Impac CMB Trust
Series 2004-7, Class 1A2, 1.07%, 11/25/2034 (j)	62,152	62,009
JPMorgan Mortgage Trust
Series 2005-A3, Class 4A1, 3.80%, 6/25/2035 (j)	5,692	5,738
Lehman Mortgage Trust
Series 2005-3, Class 2A3, 5.50%, 1/25/2036	7,132	7,523
Merrill Lynch Mortgage Investors Trust
Series 2007-1, Class 4A3, 3.67%, 1/25/2037 (j)	12,557	12,088
Morgan Stanley Mortgage Loan Trust
Series 2004-5AR, Class 4A, 3.64%, 7/25/2034 (j)	13,266	13,322
Series 2005-5AR, Class 1M1, 0.90%, 9/25/2035 ‡ (j)	22,180	22,147
New Residential Mortgage Loan Trust
Series 2019-NQM4, Class M1, 2.99%, 9/25/2059 ‡ (f) (j)	300,000	288,317
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
Series 2005-5, Class 1APT, 0.43%, 12/25/2035 (j)	41,344	38,569
Residential Asset Securitization Trust
Series 2004-A6, Class A1, 5.00%, 8/25/2019	815	815
Structured Adjustable Rate Mortgage Loan Trust
Series 2007-9, Class 1A1, 1.81%, 10/25/2037 (j)	282,631	263,978
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR3, Class A1, 3.61%, 3/25/2035 (j)	13,235	13,406
Series 2005-AR5, Class A6, 3.63%, 5/25/2035 (j)	19,917	20,065
Series 2005-AR10, Class 1A3, 3.02%, 9/25/2035 (j)	21,380	22,535

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,338,449)		2,326,029

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.8%
United States — 1.8%
BANK
Series 2017-BNK7, Class B, 3.95%, 9/15/2060	25,000	27,715
BX Commercial Mortgage Trust
Series 2020-BXLP, Class F, 2.15%, 12/15/2036 ‡ (f) (j)	99,909	98,285
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class E, 2.30%, 12/15/2037 ‡ (f) (j)	100,000	98,755
Series 2019-LIFE, Class G, 3.40%, 12/15/2037 ‡ (f) (j)	100,000	94,585
Citigroup Commercial Mortgage Trust
Series 2019-SMRT, Class D, 4.90%, 1/10/2036 ‡ (f) (j)	100,000	102,296
Series 2012-GC8, Class D, 5.04%, 9/10/2045 ‡ (f) (j)	100,000	82,877
Series 2016-P6, Class D, 3.25%, 12/10/2049 ‡ (f)	20,000	14,811
Series 2017-P7, Class D, 3.25%, 4/14/2050 ‡ (f)	23,000	18,352
Series 2017-P7, Class B, 4.14%, 4/14/2050 (j)	15,000	16,631
Commercial Mortgage Trust
Series 2016-CR28, Class C, 4.79%, 2/10/2049 ‡ (j)	100,000	101,605
DBGS Mortgage Trust
Series 2018-5BP, Class B, 0.98%, 6/15/2033 ‡ (f) (j)	100,000	98,289
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K734, Class X3, IO, 2.24%, 7/25/2026 (j)	180,000	18,650
Series K083, Class X1, IO, 0.18%, 9/25/2028 (j)	14,570,134	86,283
Series K094, Class X1, IO, 1.02%, 6/25/2029 (j)	1,274,252	85,592
Series K723, Class X3, IO, 1.98%, 10/25/2034 (j)	119,125	6,085
Series K153, Class X3, IO, 3.90%, 4/25/2035 (j)	100,000	29,836
Series K716, Class X3, IO, 1.85%, 8/25/2042 (j)	317,355	4,384
Series K726, Class X3, IO, 2.21%, 7/25/2044 (j)	302,035	20,457
Series K728, Class X3, IO, 2.02%, 11/25/2045 (j)	151,300	10,570
Series K071, Class X3, IO, 2.08%, 11/25/2045 (j)	700,000	84,649
Series K092, Class X3, IO, 2.32%, 5/25/2047 (j)	100,000	15,631

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series K094, Class X3, IO, 2.20%, 7/25/2047 (j)	588,425	87,785
FNMA ACES
Series 2016-M4, Class X2, IO, 2.70%, 1/25/2039 (j)	192,383	13,006
FREMF
Series 2018-KF46, Class B, 2.11%, 3/25/2028 (f) (j)	6,406	6,150
FREMF Mortgage Trust
Series 2015-KF09, Class B, 5.51%, 5/25/2022 (f) (j)	2,262	2,246
Series 2015-KF10, Class B, 6.25%, 7/25/2022 (f) (j)	7,022	6,984
Series 2017-KF32, Class B, 2.71%, 5/25/2024 (f) (j)	8,002	7,604
Series 2017-KF38, Class B, 2.66%, 9/25/2024 (f) (j)	6,934	6,685
Series 2018-KF42, Class B, 2.35%, 12/25/2024 (f) (j)	7,329	7,088
Series 2018-KF45, Class B, 2.10%, 3/25/2025 (f) (j)	15,340	14,565
Series 2018-KF49, Class B, 2.06%, 6/25/2025 (f) (j)	6,748	6,433
Series 2018-KC02, Class B, 4.22%, 7/25/2025 (f) (j)	35,000	35,454
Series 2018-KF53, Class B, 2.21%, 10/25/2025 (j)	75,677	71,474
Series 2019-KC03, Class B, 4.51%, 1/25/2026 (f) (j)	30,000	30,984
Series 2019-KF62, Class B, 2.21%, 4/25/2026 (f) (j)	23,158	21,873
Series 2018-KF50, Class B, 2.05%, 7/25/2028 (f) (j)	7,276	6,916
Series 2019-KF63, Class B, 2.51%, 5/25/2029 (f) (j)	58,654	55,043
Series 2012-K19, Class C, 4.16%, 5/25/2045 (f) (j)	10,000	10,331
Series 2017-K67, Class C, 4.08%, 9/25/2049 (f) (j)	15,000	16,012
Series 2019-K103, Class C, 3.57%, 12/25/2051 (f) (j)	25,000	25,177
Series 2020-K737, Class B, 3.41%, 1/25/2053 (f) (j)	100,000	108,643
Series 2019-K96, Class B, 3.94%, 8/25/2056 (f) (j)	30,000	33,728
GNMA
Series 2012-44, IO, 0.22%, 3/16/2049 (j)	218,907	1,118
Series 2013-80, IO, 0.71%, 3/16/2052 (j)	228,660	6,265
Series 2014-186, IO, 0.70%, 8/16/2054 (j)	323,293	11,334
Series 2013-178, IO, 0.44%, 6/16/2055 (j)	70,201	1,394
Series 2015-172, IO, 0.78%, 3/16/2057 (j)	134,405	5,679
Series 2016-40, IO, 0.69%, 7/16/2057 (j)	446,592	18,631
Series 2017-86, IO, 0.78%, 5/16/2059 (j)	246,325	13,503
Series 2017-148, IO, 0.64%, 7/16/2059 (j)	132,252	6,335
Series 2017-69, IO, 0.80%, 7/16/2059 (j)	394,887	22,142
Series 2017-171, IO, 0.69%, 9/16/2059 (j)	92,103	5,219
Series 2018-119, IO, 0.68%, 5/16/2060 (j)	332,251	20,066
Series 2020-28, IO, 0.86%, 11/16/2061 (j)	237,104	17,602
LB Commercial Mortgage Trust
Series 2007-C3, Class AJ, 6.11%, 7/15/2044 (j)	4,327	4,274
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ, 5.45%, 9/15/2039 ‡ (j)	54,611	31,620
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.42%, 7/11/2040 ‡ (f) (j)	15,000	12,443

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,960,090)		1,868,144

ASSET-BACKED SECURITIES — 1.1%
United States — 1.1%
American Credit Acceptance Receivables Trust
Series 2019-1, Class E, 4.84%, 4/14/2025 (f)	100,000	104,134
Series 2019-2, Class D, 3.41%, 6/12/2025 (f)	20,000	20,620
AmeriCredit Automobile Receivables Trust
Series 2019-1, Class D, 3.62%, 3/18/2025	20,000	20,861
AMRESCO Residential Securities Corp. Mortgage Loan Trust
Series 1997-1, Class A7, 7.61%, 3/25/2027 ‡	8,127	8,125
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2003-HE6, Class M2, 2.62%, 11/25/2033 ‡ (j)	56,550	56,533
Series 2004-HE3, Class M2, 1.83%, 6/25/2034 ‡ (j)	60,646	60,596
Bear Stearns Asset-Backed Securities Trust
Series 2004-HE5, Class M2, 2.02%, 7/25/2034 ‡ (j)	11,854	11,847
Series 2003-2, Class M1, 1.95%, 3/25/2043 ‡ (j)	28,964	29,126
Conn’s Receivables Funding LLC
Series 2018-A, Class C, 6.02%, 1/15/2023 ‡ (f)	7,197	7,177
Series 2019-A, Class B, 4.36%, 10/16/2023 ‡ (f)	59,818	59,827

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)		Value ($)
Countrywide Asset-Backed Certificates
Series 2004-2, Class M1, 0.90%, 5/25/2034 ‡ (j)		19,234	19,134
Series 2006-19, Class 2A2, 0.31%, 3/25/2037 ‡ (j)		54,939	54,206
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M2, 0.97%, 3/25/2034 ‡ (j)		40,553	40,216
CWABS, Inc. Asset-Backed Certificates Trust
Series 2004-5, Class M5, 2.47%, 5/25/2034 (j)		26,312	26,251
Series 2004-5, Class M3, 1.87%, 7/25/2034 ‡ (j)		55,067	54,741
Drive Auto Receivables Trust
Series 2019-3, Class D, 3.18%, 10/15/2026		70,000	72,321
Exeter Automobile Receivables Trust
Series 2018-3A, Class E, 5.43%, 8/15/2024 (f)		10,000	10,676
Series 2019-2A, Class D, 3.71%, 3/17/2025 (f)		20,000	20,729
Series 2018-4A, Class E, 5.38%, 7/15/2025 (f)		20,000	20,712
First Franklin Mortgage Loan Trust
Series 2004-FFH3, Class M1, 1.02%, 10/25/2034 ‡ (j)		27,546	27,532
GLS Auto Receivables Issuer Trust
Series 2019-4A, Class A, 2.47%, 11/15/2023 (f)		21,819	22,083
Series 2019-4A, Class C, 3.06%, 8/15/2025 (f)		40,000	40,976
Long Beach Mortgage Loan Trust
Series 2004-4, Class M1, 1.05%, 10/25/2034 ‡ (j)		63,829	62,627
Series 2004-6, Class A3, 1.45%, 11/25/2034 ‡ (j)		18,264	18,281
Morgan Stanley ABS Capital I, Inc. Trust
Series 2003-NC10, Class M1, 1.17%, 10/25/2033 ‡ (j)		32,606	32,421
Saxon Asset Securities Trust
Series 2003-3, Class M1, 1.12%, 12/25/2033 ‡ (j)		36,214	35,441
Structured Asset Investment Loan Trust
Series 2003-BC11, Class M1, 1.12%, 10/25/2033 ‡ (j)		12,197	12,167
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC6, Class A4, 0.32%, 1/25/2037 (j)		68,106	67,026
Series 2007-WF2, Class A1, 1.15%, 8/25/2037 ‡ (j)		31,944	32,006
United Airlines Pass-Through Trust
Series 2016-2, Class AA, 2.88%, 10/7/2028		25,242	23,970
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2006-3, Class A2, 0.30%, 1/25/2037 ‡ (j)		8,127	8,124
Westlake Automobile Receivables Trust
Series 2019-1A, Class E, 4.49%, 7/15/2024 (f)		60,000	62,385

TOTAL ASSET-BACKED SECURITIES (Cost $1,094,389)			1,142,871

	No. of Contracts
OPTIONS PURCHASED — 0.3%
PUT OPTIONS PURCHASED — 0.3%
United States — 0.3%
S&P 500 Index
12/18/2020 at USD 3,225.00, European Style Notional Amount: USD 4,708,200 Exchange-Traded *		14	172,060
S&P 500 Index
12/18/2020 at USD 3,050.00, European Style Notional Amount: USD 6,726,000 Exchange-Traded *		20	155,500

TOTAL PUT OPTIONS PURCHASED			327,560

TOTAL OPTIONS PURCHASED (Cost $454,996)			327,560

	Principal Amount ($)
SUPRANATIONAL — 0.1%
European Investment Bank
2.80%, 1/15/2021	AUD	33,000	23,812
2.25%, 7/30/2021 (f)	CAD	50,000	38,169
0.50%, 6/21/2023	AUD	30,000	21,474
Inter-American Development Bank
0.50%, 5/23/2023	CAD	63,000	47,530
4.40%, 1/26/2026	CAD	16,000	14,366

TOTAL SUPRANATIONAL (Cost $145,058)			145,351

	No. of Rights
RIGHTS — 0.0%
United States — 0.0%
Media General, Inc., CVR * ‡ (Cost $ —)		902	—

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)		Value ($)
SHORT-TERM INVESTMENTS — 8.8%
FOREIGN GOVERNMENT TREASURY BILLS — 2.9%
Canadian Treasury Bills
0.30%, 3/4/2021 (k)	CAD	1,360,000	1,020,712
0.31%, 4/1/2021 (k)	CAD	1,360,000	1,020,549
0.33%, 4/29/2021 (k)	CAD	1,361,000	1,021,116

TOTAL FOREIGN GOVERNMENT TREASURY BILLS (Cost $2,943,800)			3,062,377

	Shares
INVESTMENT COMPANIES — 4.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.16% (e) (l) (Cost $5,029,491)		5,028,318	5,031,838

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.29% (e) (l)		499,850	499,950
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (e) (l)		673,074	673,074

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $1,173,074)			1,173,024

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.0% (c)
U.S. Treasury Bills
0.12%, 3/11/2021(k) (Cost $44,976)		45,000	44,979

TOTAL SHORT-TERM INVESTMENTS (Cost $9,191,341)			9,312,218

TOTAL LONG POSITIONS (Cost $92,217,846)			105,640,138

	Shares
SHORT POSITIONS — (0.8)%
COMMON STOCKS — (0.7)%
United States — (0.7)%
Acacia Communications, Inc. *		(1,445)	(97,393)
Advanced Disposal Services, Inc. *		(3,992)	(120,678)
Coca-Cola Co. (The)		(203)	(10,022)
Consolidated Edison, Inc.		(326)	(25,363)
Duke Energy Corp.		(204)	(18,066)
Exelon Corp.		(907)	(32,434)
Franklin Resources, Inc.		(943)	(19,190)
General Electric Co.		(3,307)	(20,603)
General Motors Co.		(1,165)	(34,472)
Halliburton Co.		(2,363)	(28,474)
Harley-Davidson, Inc.		(2,390)	(58,651)
Host Hotels & Resorts, Inc., REIT		(474)	(5,114)
Immunomedics, Inc. *		(699)	(59,436)
Molson Coors Beverage Co., Class B		(1,083)	(36,346)
Momenta Pharmaceuticals, Inc. *		(1,249)	(65,548)
National General Holdings Corp.		(200)	(6,750)
Pinnacle West Capital Corp.		(208)	(15,506)
Schlumberger NV		(1,833)	(28,522)
Sirius XM Holdings, Inc.		(14,879)	(79,751)
Western Union Co. (The)		(569)	(12,194)

TOTAL COMMON STOCKS (Proceeds $(790,852))			(774,513)

EXCHANGE-TRADED FUNDS — (0.1)%
United States — (0.1)%
iShares Russell 1000 Value ETF		(169)	(19,964)
iShares Russell 2000 ETF		(266)	(39,844)

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $(59,107))			(59,808)

TOTAL SHORT POSITIONS (Proceeds $(849,959))			(834,321)

Total Investments — 99.2% (Cost $91,367,887)			104,805,817

Other Assets Less Liabilities — 0.8%			871,654

Net Assets — 100.0%			105,677,471

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Summary of Investments by Industry, September 30, 2020

The following table represents the portfolio investments of the Portfolio by industry classifications as a percentage of total investments:

LONG PORTFOLIO COMPOSITION BY INDUSTRY	PERCENTAGE
Fixed Income	12.1%
International Equity	7.9
Foreign Government Securities	6.6
Banks	5.8
Pharmaceuticals	3.2
Foreign Government Treasury Bills	2.9
Semiconductors & Semiconductor Equipment	2.6
Capital Markets	2.5
Electric Utilities	2.4
U.S. Treasury Notes	2.3
Software	2.3
Collateralized Mortgage Obligations	2.2
Insurance	2.1
Internet & Direct Marketing Retail	1.9
Oil, Gas & Consumable Fuels	1.9
Commercial Mortgage-Backed Securities	1.8
IT Services	1.5
Media	1.4
Technology Hardware, Storage & Peripherals	1.4
Machinery	1.4
Automobiles	1.4
Health Care Providers & Services	1.4
Specialty Retail	1.3
Beverages	1.2
Road & Rail	1.2
Equity Real Estate Investment Trusts (REITs)	1.2
Biotechnology	1.2
Chemicals	1.1
Asset-Backed Securities	1.1
Interactive Media & Services	1.1
Food Products	1.1
Others (each less than 1.0%)	14.6
Short-Term Investments	5.9

SHORT PORTFOLIO COMPOSITION BY INDUSTRY	PERCENTAGE
Biotechnology	15.0%
Commercial Services & Supplies	14.5
Communications Equipment	11.7
Automobiles	11.2
Media	9.6
Electric Utilities	7.9
Exchange-Traded Fund	7.2
Energy Equipment & Services	6.8
Beverages	5.6
Multi-Utilities	3.0
Industrial Conglomerates	2.5
Capital Markets	2.3
IT Services	1.5
Others (each less than 1.0%)	1.2

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVR	Contingent Value Rights
DKK	Danish Krone
ETF	Exchange-Traded Fund
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGPS	Holding company
SOFR	Secured Overnight Financing Rate
USD	United States Dollar
(a)	The security or a portion of this security is on loan at September 30, 2020. The total value of securities on loan at September 30, 2020 is $1,137,061.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $1,890,228.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2020.
(h)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of September 30, 2020.
(i)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(j)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2020.
(k)	The rate shown is the effective yield as of September 30, 2020.
(l)	The rate shown is the current yield as of September 30, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	8	12/2020	EUR	298,459	(10,407)
Euro-Bund	1	12/2020	EUR	204,581	1,117
Foreign Exchange AUD/USD	15	12/2020	USD	1,074,150	(21,209)
Foreign Exchange CAD/USD	35	12/2020	USD	2,628,850	(28,537)
Foreign Exchange EUR/USD	51	12/2020	USD	7,484,250	(49,779)
Foreign Exchange GBP/USD	10	12/2020	USD	806,750	(6,582)
Foreign Exchange JPY/USD	50	12/2020	USD	5,929,688	40,717
FTSE 100 Index	2	12/2020	GBP	150,442	(5,688)
Japan 10 Year Bond Mini	3	12/2020	JPY	432,712	621
Long Gilt	1	12/2020	GBP	175,552	(219)
Russell 2000 E-Mini Index	27	12/2020	USD	2,032,155	4,063
S&P 500 E-Mini Index	104	12/2020	USD	17,417,400	96,689
SPI 200 Index	3	12/2020	AUD	312,375	(4,904)
U.S. Treasury 2 Year Note	4	12/2020	USD	883,750	250
U.S. Treasury 5 Year Note	4	12/2020	USD	504,031	250
U.S. Treasury 10 Year Note	46	12/2020	USD	6,417,000	21,169
U.S. Treasury Long Bond	5	12/2020	USD	880,781	771
3 Month Sterling	8	09/2021	GBP	1,290,737	1,181

					39,503

Short Contracts
Australia 10 Year Bond	(1)	12/2020	AUD	(107,003)	(1,204)
Euro-Schatz	(3)	12/2020	EUR	(394,946)	(111)
MSCI Emerging Markets E-Mini Index	(9)	12/2020	USD	(489,735)	616
U.S. Treasury 2 Year Note	(1)	12/2020	USD	(220,937)	(96)
U.S. Treasury 10 Year Note	(3)	12/2020	USD	(418,500)	(1,295)
U.S. Treasury 10 Year Ultra Note	(11)	12/2020	USD	(1,757,766)	(4,734)
3 Month Sterling	(8)	03/2021	GBP	(1,289,834)	(597)

					(7,421)

					32,082

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
SPI	Australian Securities Exchange
USD	United States Dollar

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Forward foreign currency exchange contracts outstanding as of September 30, 2020:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	301,768	USD	225,187	BNP Paribas	10/5/2020	1,445
DKK	338,313	USD	53,174	BNP Paribas	10/5/2020	107
GBP	669,928	USD	859,790	BNP Paribas	10/5/2020	4,663
JPY	2,459,961	USD	23,183	Standard Chartered Bank	10/5/2020	143
JPY	261,508,832	USD	2,475,243	State Street Corp.	10/5/2020	4,415
SEK	435,656	USD	48,396	State Street Corp.	10/5/2020	250
USD	27,661	CAD	36,007	HSBC Bank, NA	10/5/2020	619
USD	203,558	CAD	265,761	State Street Corp.	10/5/2020	3,968
USD	54,177	DKK	338,313	BNP Paribas	10/5/2020	896
USD	15,682	EUR	13,236	Royal Bank of Canada	10/5/2020	163
USD	89,290	EUR	75,920	Standard Chartered Bank	10/5/2020	272
USD	20,461	EUR	17,310	State Street Corp.	10/5/2020	165
USD	4,201,823	EUR	3,524,000	TD Bank Financial Group	10/5/2020	69,853
USD	14,182	GBP	10,723	BNP Paribas	10/5/2020	345
USD	891,537	GBP	669,347	State Street Corp.	10/5/2020	27,833
USD	2,455,113	JPY	258,516,536	TD Bank Financial Group	10/5/2020	3,829
USD	50,499	SEK	435,656	BNP Paribas	10/5/2020	1,853
AUD	413,115	USD	294,180	Barclays Bank plc	10/6/2020	1,716
USD	12,595	AUD	17,264	Merrill Lynch International	10/6/2020	230
USD	290,748	AUD	395,851	State Street Corp.	10/6/2020	7,218
USD	737,478	CAD	965,023	Royal Bank of Canada	10/19/2020	12,701
USD	1,761,408	EUR	1,500,942	HSBC Bank, NA	11/4/2020	394
USD	2,119,423	EUR	1,805,714	Merrill Lynch International	11/4/2020	828

Total unrealized appreciation						143,906

EUR	39,010	USD	46,104	Barclays Bank plc	10/5/2020	(364)
EUR	1,500,942	USD	1,760,311	HSBC Bank, NA	10/5/2020	(423)
EUR	1,805,714	USD	2,118,103	Merrill Lynch International	10/5/2020	(861)
EUR	167,878	USD	198,930	Royal Bank of Canada	10/5/2020	(2,089)
EUR	116,922	USD	140,237	Standard Chartered Bank	10/5/2020	(3,144)
GBP	10,141	USD	13,365	HSBC Bank, NA	10/5/2020	(279)
USD	51,506	JPY	5,452,257	State Street Corp.	10/5/2020	(193)
USD	2,266,606	CAD	3,086,969	State Street Corp.	10/19/2020	(51,849)
USD	294,199	AUD	413,115	Barclays Bank plc	11/4/2020	(1,718)
USD	225,208	CAD	301,768	BNP Paribas	11/4/2020	(1,445)
USD	53,200	DKK	338,313	BNP Paribas	11/4/2020	(109)
USD	13,388	EUR	11,424	BNP Paribas	11/4/2020	(16)
USD	49,877	EUR	42,715	Merrill Lynch International	11/4/2020	(240)
USD	859,926	GBP	669,928	BNP Paribas	11/4/2020	(4,669)
USD	2,476,060	JPY	261,508,832	State Street Corp.	11/4/2020	(4,446)
USD	48,412	SEK	435,656	State Street Corp.	11/4/2020	(250)

Total unrealized depreciation						(72,095)

Net unrealized appreciation						71,811

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Portfolio at September 30, 2020.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities
United States	$—	$512,744	$630,127		$1,142,871
Collateralized Mortgage Obligations
United States	—	1,449,232	876,797		2,326,029
Commercial Mortgage-Backed Securities
United States	—	1,114,226	753,918		1,868,144
Common Stocks
Australia	—	927,786	—		927,786
Austria	—	116,136	—		116,136
Belgium	—	128,782	—		128,782
Canada	679,347	—	—		679,347
China	514,171	638,460	—		1,152,631
Denmark	124,488	625,932	—		750,420
Finland	—	215,418	—		215,418
France	—	2,343,834	—		2,343,834
Germany	9,101	2,069,834	—		2,078,935
Hong Kong	—	623,692	—		623,692
India	254,396	—	—		254,396
Indonesia	—	106,969	—		106,969
Ireland	100,974	96,561	—		197,535
Italy	—	189,029	—		189,029
Japan	—	3,220,730	—		3,220,730
Macau	—	22,558	—		22,558
Netherlands	244,628	1,176,039	—		1,420,667
New Zealand	—	13,363	—		13,363
Norway	—	36,029	—		36,029
Peru	54,556	—	—		54,556
Portugal	—	4,573	—		4,573
Singapore	—	76,672	—		76,672
South Korea	—	407,777	—		407,777
Spain	—	600,117	—		600,117
Sweden	—	698,686	—		698,686
Switzerland	—	2,195,116	—		2,195,116
Taiwan	542,890	—	—		542,890
United Kingdom	119,779	3,074,718	—		3,194,497
United States	21,943,696	178,973	—		22,122,669

Total Common Stocks	24,588,026	19,787,784	—		44,375,810

Corporate Bonds	—	15,600,516	—		15,600,516
Foreign Government Securities	—	6,954,370	—		6,954,370
Investment Companies	21,095,338	—	—		21,095,338
Options Purchased
Put Options Purchased	327,560	—	—		327,560
Rights	—	—	—	(a)	—	(a)
Supranational	—	145,351	—		145,351
U.S. Treasury Obligations	—	2,491,931	—		2,491,931
Short-Term Investments
Foreign Government Treasury Bills	—	3,062,377	—		3,062,377
Investment Companies	5,031,838	—	—		5,031,838
Investment of cash collateral from securities loaned	1,173,024	—	—		1,173,024

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
U.S. Treasury Obligations	$—	$44,979	$—	$44,979

Total Short-Term Investments	6,204,862	3,107,356	—	9,312,218

Total Investments in Securities	$52,215,786	$51,163,510	$2,260,842	$105,640,138

Liabilities
Common Stocks	$(774,513)	$—	$—	$(774,513)
Exchange-Traded Funds	(59,808)	—	—	(59,808)

Total Liabilities in Securities Sold Short	$(834,321)	$—	$—	$(834,321)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$143,906	$—	$143,906
Futures Contracts	167,444	—	—	167,444

Total Appreciation in Other Financial Instruments	$167,444	$143,906	$—	$311,350

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(72,095)	$—	$(72,095)
Futures Contracts	(135,362)	—	—	(135,362)

Total Depreciation in Other Financial Instruments	$(135,362)	$(72,095)	$—	$(207,457)

(a)	Value is zero.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of December 31, 2019		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2020
Investments in Securities:
Asset-Backed Securities — United States	$1,406,395		$(13,103)	$(13,346)	$1,431	$—	$(751,250)	$—	$—	$630,127
Collateralized Mortgage Obligations — United States	1,105,987		(3,340)	(12,078)	1	—	(213,773)	—	—	876,797
Commercial Mortgage-Backed Securities — United States	1,980,375		(211,140)	(86,786)	847	100,000	(1,034,053)	20,396	(15,721)	753,918
Rights — United States	—	(a)	—	—	—	—	—	—	—	—	(a)

Total	$4,492,757		$(227,583)	$(112,210)	$2,279	$100,000	$(1,999,076)	$20,396	$(15,721)	$2,260,842

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Value is zero

The changes in net unrealized appreciation (depreciation) attributable to securities owned at September 30, 2020, which were valued using significant unobservable inputs (level 3), amounted to $(62,923).

There were no significant transfers into or out of level 3 for the period ended September 30, 2020.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at September 30, 2020		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$630,127		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 20.00% (6.66%)
				Constant Default Rate	0.000% - 5.80% (3.12%)
				Yield (Discount Rate of Cash Flows)	0.47% - 8.23% (2.27%)

Asset-Backed Securities	630,127

	753,918		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	1.68% - 199.00% (13.30%)

Commercial Mortgage-Backed Securities	753,918

	876,797		Discounted Cash Flow	Constant Prepayment Rate	10.54% - 30.00% (22.55%)
				Constant Default Rate	0.00% - 1.43% (0.20%)
				Yield (Discount Rate of Cash Flows)	1.53% - 4.38% (3.83%)

Collateralized Mortgage Obligations	876,797

	—	(b)	Pending Distribution Amount	Expected Recovery	0.00% (0.00%)

Rights	—	(b)

Total	$2,260,842

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Value is zero.

The significant unobservable inputs used in the fair value measurement of the Portfolio’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Portfolio invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended September 30, 2020
Security Description	Value at December 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Corporate Bond Fund Class R6 Shares (a)	$—	$10,446,179	$10,700,525	$254,346	$—	$—	—	$—	$—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	6,639,362	890,000	211,063	29,638	956,465	8,304,402	229,403	—	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	1,961,738	22,075	1,682,415	(308,238)	6,840	—	—	22,075	—
JPMorgan High Yield Fund Class R6 Shares (a)	9,768,901	10,272,422	7,170,512	(87,219)	7,344	12,790,936	1,878,258	311,371	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.16% (a) (b)	7,420,105	48,749,926	51,139,893	(363)	2,063	5,031,838	5,028,318	42,291	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.29% (a) (b)	—	500,000	—	—	(50)	499,950	499,850	379	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a) (b)	22,900	8,967,278	8,317,104	—	—	673,074	673,074	799	—

Total	$25,813,006	$79,847,880	$79,221,512	$(111,836)	$972,662	$27,300,200		$376,915	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.

C. Derivatives — The Portfolio used instruments including futures, forward foreign currency exchange contracts and options, in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Portfolio can invest, to hedge portfolio investments or to generate income or gain to the Portfolio. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Portfolio may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Portfolio to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Portfolio’s risk of loss associated with these instruments may exceed their value.

The Portfolio is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Portfolio’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Portfolio in the event the Portfolio’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Portfolio to exercise rights, to the extent not otherwise waived, against a counterparty (e.g. decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Portfolio often include the ability to terminate (i.e. close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Portfolio. The ISDA agreements give the Portfolio and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Portfolio.

Notes (1) — (3) below describe the various derivatives used by the Portfolio, tailor lettering for notes used.

(1). Options — The Portfolio purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Portfolio for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Portfolio will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will nonoffset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Portfolio for options written are adjusted daily to reflect the current market value of the option written and the change is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Portfolio records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Portfolio is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Portfolio to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Portfolio to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Portfolio is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Portfolio’s exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Portfolio’s over-the-counter (“OTC”) options are subject to master netting agreements.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

The Portfolio may be required to post or receive collateral for over-the-counter options. Cash collateral posted by the Portfolio is considered restricted.

(2). Futures Contracts — The Portfolio used index, treasury or other financial futures contracts to effectively manage and hedge interest rate risk associated, to gain or reduce exposure to positive and negative price fluctuations or a particular countries or regions. The Portfolio also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Portfolio periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Portfolio may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Portfolio to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Portfolio to unlimited risk of loss. The Portfolio may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Portfolio’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Portfolio’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Portfolio is exposed to foreign currency risks associated with some or all of the portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Portfolio also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Portfolio also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Portfolio’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Portfolio may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.